Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	$100	$114,948
Benchmark Mortgage Trust
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	109,666
Series 2020-B21, Class A4, 1.70%, 12/15/53	100	100,865
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB 3.24%, 08/15/50	150	163,727
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50	155	169,532
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47	75	81,897
Series 2015-C29, Class A4, 3.61%, 05/15/48	172	189,919
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49	100	113,582
UBS Commercial Mortgage Trust, Series 2018-C13 ASB 4.24%, 10/15/51	100	115,836
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.63%, 01/15/60	150	169,946
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45	75	78,487
Series 2013-UBS1, Class A4, 4.08%, 03/15/46(a)	99	108,352

		1,516,757

Total Collaterized Mortgage Obligations — 1.1% (Cost: $1,512,923)		1,516,757

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	15	17,027
3.63%, 05/01/22	15	15,671
3.65%, 11/01/24 (Call 08/01/24)	15	16,552
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(b)	10	9,944
6.25%, 06/15/25 (Call 06/15/22)(b)	20	21,344
WPP Finance 2010, 3.63%, 09/07/22	15	15,763

		96,301
Aerospace & Defense — 0.1%
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	30	31,966
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	20	21,743
5.90%, 02/01/27	10	11,606
5.95%, 02/01/37	10	11,780
6.75%, 01/15/28	5	5,945
6.88%, 05/01/25 (Call 04/01/25)	25	29,109
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(b)	15	15,024
5.38%, 05/01/26 (Call 05/01/21)(b)	10	10,340
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	30	34,030
Triumph Group Inc., 8.88%, 06/01/24 (Call 02/01/23)(b)	20	22,051

		193,594
Agriculture — 0.0%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(b)	10	10,653

Airlines — 0.0%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	50	54,071

Security	Par (000)	Value

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	$15	$15,770
4.88%, 05/15/26 (Call 02/15/26)(b)	20	21,497
5.38%, 05/15/25 (Call 05/15/22)(b)	15	15,962
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	20	20,558
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	26,503
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	20	21,236
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	15	16,049

		137,575
Auto Manufacturers — 0.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	20	20,135
5.88%, 06/01/29 (Call 06/01/24)(b)	30	33,641
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	25	25,060
2.60%, 09/01/50 (Call 03/01/50)	55	56,511
3.65%, 10/01/23 (Call 07/01/23)	50	54,150
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	50	53,684
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(b)	10	10,465
9.50%, 05/01/25 (Call 04/21/22)(b)	30	33,627
PACCAR Financial Corp.
0.35%, 08/11/23	25	24,989
2.00%, 09/26/22	25	25,794
2.30%, 08/10/22	25	25,840
2.65%, 05/10/22	25	25,872
2.65%, 04/06/23	25	26,361
2.85%, 03/01/22	25	25,800
3.40%, 08/09/23	25	27,011
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	30	31,236
Toyota Motor Corp., 3.67%, 07/20/28	15	17,617
Toyota Motor Credit Corp.
0.50%, 08/14/23	25	25,072
1.15%, 05/26/22	25	25,316
1.80%, 02/13/25	20	20,924
2.15%, 09/08/22	75	77,443
2.80%, 07/13/22	50	52,006
2.90%, 03/30/23	25	26,450
3.05%, 01/11/28	15	16,870
3.20%, 01/11/27	5	5,630
3.38%, 04/01/30	15	17,532
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/21)(b)	10	10,179

		795,215
Auto Parts & Equipment — 0.3%
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 03/15/21)	5	5,142
6.50%, 04/01/27 (Call 04/01/22)	10	10,457
6.88%, 07/01/28 (Call 07/01/23)	10	10,602
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	50	55,138
Aptiv PLC, 5.40%, 03/15/49 (Call 09/15/48)	20	24,500
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	50	53,311
4.38%, 03/15/45 (Call 09/15/44)	10	11,688
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(b)	15	16,967

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/21)(b)	$5	$5,200
6.50%, 06/01/26 (Call 06/01/21)(b)	15	15,760
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	5	5,318
5.63%, 06/15/28 (Call 06/15/23)	20	21,555
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	25	26,832
4.15%, 10/01/25 (Call 07/01/25)	50	57,374
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	10	10,141
6.25%, 06/01/25 (Call 06/01/22)(b)	10	10,639

		340,624
Banks — 6.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(c)	150	169,654
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)	25	25,357
Bank of Communications Co. Ltd./Hong Kong, 1.07%, 05/17/23, (3 mo. LIBOR US + 0.85%)(c)	200	199,792
Bank of Montreal
1.85%, 05/01/25	75	78,575
2.05%, 11/01/22	25	25,828
2.35%, 09/11/22	25	25,924
2.50%, 06/28/24	50	53,292
2.55%, 11/06/22 (Call 10/06/22)	25	26,030
2.90%, 03/26/22	75	77,579
4.34%, 10/05/28 (Call 10/05/23)(a)	25	27,101
Series E, 3.30%, 02/05/24	75	81,222
Bank of New York Mellon Corp. (The)
2.66%, 05/16/23 (Call 05/16/22)(a)	75	77,478
2.80%, 05/04/26 (Call 02/04/26)	50	55,319
3.25%, 09/11/24 (Call 08/11/24)	25	27,400
3.25%, 05/16/27 (Call 02/16/27)	50	56,542
3.40%, 05/15/24 (Call 04/15/24)	50	54,703
3.44%, 02/07/28 (Call 02/07/27)(a)	25	28,621
3.45%, 08/11/23	50	54,062
3.50%, 04/28/23	25	26,871
3.85%, 04/28/28	25	29,973
BPCE SA, 4.63%, 09/12/28(b)	250	299,812
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	25	25,307
2.25%, 01/28/25	75	79,514
2.55%, 06/16/22	25	25,889
2.61%, 07/22/23 (Call 07/22/22)(a)	75	77,676
3.10%, 04/02/24	60	64,888
3.50%, 09/13/23	25	27,174
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	200	214,358
CIMB Bank Bhd, 1.01%, 10/09/24, (3 mo. LIBOR US + 0.780%)(c)	200	199,336
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/25/26)	25	27,594
3.25%, 04/30/30 (Call 01/30/30)	50	56,183
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	25	27,065
Cooperatieve Rabobank UA
3.88%, 02/08/22	75	78,159
5.25%, 05/24/41	40	58,987
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	250	280,167
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)	200	218,360

Security	Par (000)	Value

Banks (continued)
DIB Sukuk Ltd., 2.95%, 01/16/26(c)	$200	$208,786
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	12	12,247
2.55%, 02/04/30 (Call 01/04/30)	25	26,795
2.63%, 08/06/24 (Call 07/06/24)	60	64,262
4.00%, 05/15/25 (Call 04/15/25)	75	85,113
ING Groep NV, 4.10%, 10/02/23	200	219,860
KeyCorp
2.25%, 04/06/27	25	26,641
2.55%, 10/01/29	25	27,100
4.10%, 04/30/28	35	41,469
4.15%, 10/29/25	50	57,645
KfW
0.00%, 04/18/36(d)	25	20,288
0.25%, 10/19/23	100	100,012
0.75%, 09/30/30	50	49,140
1.63%, 02/15/23	50	51,533
1.75%, 09/14/29	25	26,856
2.00%, 09/29/22	50	51,629
2.00%, 05/02/25	25	26,755
2.13%, 01/17/23	125	130,031
2.50%, 02/15/22	35	35,970
2.50%, 11/20/24	50	54,255
2.63%, 01/25/22	100	102,783
2.63%, 02/28/24	50	53,774
2.88%, 05/05/22	50	51,908
2.88%, 04/03/28	25	28,822
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	100	115,008
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	100	106,435
2.38%, 01/23/24(c)	50	53,223
Series 37, 2.50%, 11/15/27	25	27,980
Series 40, 0.50%, 05/27/25	25	25,058
Lloyds Banking Group PLC, 4.45%, 05/08/25	200	228,882
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	75	77,307
2.30%, 01/22/25(b)	75	79,531
3.90%, 01/15/26(b)	25	28,619
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	25	26,153
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	25	26,784
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	100	103,634
3.22%, 03/07/22	25	25,883
3.41%, 03/07/24	100	108,592
3.46%, 03/02/23	60	63,933
3.68%, 02/22/27	75	85,204
3.76%, 07/26/23	100	108,460
3.78%, 03/02/25	50	56,015
3.96%, 03/02/28	25	29,406
4.15%, 03/07/39	25	31,297
4.29%, 07/26/38	50	63,618
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	50	54,512
3.50%, 06/18/22	25	26,178
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	35	36,810
2.38%, 08/02/22	25	25,873
3.15%, 05/03/29 (Call 02/03/29)	50	57,053
3.38%, 05/08/32 (Call 05/08/27)(a)	25	27,354

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.65%, 08/03/28 (Call 05/03/28)	$25	$29,499
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	50	49,686
1.50%, 02/12/25	50	52,171
3.13%, 11/07/23	50	54,091
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	50	52,933
2.55%, 01/22/30 (Call 10/24/29)	25	27,319
2.60%, 07/23/26 (Call 05/24/26)	75	82,048
3.15%, 05/19/27 (Call 04/19/27)	25	28,162
3.30%, 03/08/22 (Call 02/06/22)	25	25,883
3.45%, 04/23/29 (Call 01/23/29)	50	57,792
3.50%, 01/23/24 (Call 12/24/23)	60	65,341
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	50	52,953
2.75%, 08/14/22 (Call 07/14/22)	25	25,951
3.80%, 08/14/23 (Call 07/14/23)	25	27,189
7.38%, 12/10/37	25	38,047
Shinhan Bank Co. Ltd., 4.50%, 03/26/28(c)	200	230,130
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(c)	200	208,408
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	50	53,098
2.65%, 05/19/26	25	27,472
3.03%, 11/01/34 (Call 11/01/29)(a)	25	27,435
3.55%, 08/18/25	25	28,386
4.14%, 12/03/29 (Call 12/03/28)(a)	25	30,294
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	250	261,255
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	10	10,054
2.78%, 10/18/22	75	78,351
2.85%, 01/11/22	25	25,679
3.10%, 01/17/23	50	52,808
3.20%, 09/17/29	100	109,196
3.36%, 07/12/27	85	95,949
3.78%, 03/09/26	50	56,982
3.94%, 10/16/23	50	54,762
3.94%, 07/19/28	10	11,714
Suncorp-Metway Ltd., 2.80%, 05/04/22(b)	25	25,839
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	25	28,043
Truist Bank
2.80%, 05/17/22 (Call 04/17/22)	25	25,853
3.20%, 04/01/24 (Call 03/01/24)	10	10,836
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	25	25,599
1.95%, 06/05/30 (Call 03/05/30)	10	10,475
2.20%, 03/16/23 (Call 02/13/23)	50	51,939
3.70%, 06/05/25 (Call 05/05/25)	50	56,415
3.75%, 12/06/23 (Call 11/06/23)	35	38,288
Turkiye Is Bankasi AS, 6.00%, 10/24/22(c)	200	200,168

		8,718,761
Beverages — 1.0%
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	25	24,997
1.38%, 03/15/31 (Call 12/15/30)	50	50,173
1.45%, 06/01/27	115	118,588
1.65%, 06/01/30	25	25,793
1.75%, 09/06/24	65	68,040
2.13%, 09/06/29	25	26,784
2.25%, 09/01/26	40	43,524

Security	Par (000)	Value

Beverages (continued)
2.50%, 04/01/23	$15	$15,757
2.50%, 06/01/40	10	10,787
2.50%, 03/15/51 (Call 09/15/50)	15	15,587
2.55%, 06/01/26	15	16,473
2.60%, 06/01/50	25	26,509
2.75%, 06/01/60	5	5,432
2.88%, 10/27/25	15	16,654
2.90%, 05/25/27	15	16,765
2.95%, 03/25/25	90	99,004
3.20%, 11/01/23	15	16,275
3.45%, 03/25/30	25	29,478
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	15	16,333
3.13%, 12/15/23 (Call 10/15/23)	15	16,091
3.80%, 05/01/50 (Call 11/01/49)	5	5,984
4.06%, 05/25/23 (Call 04/25/23)	15	16,277
4.42%, 05/25/25 (Call 03/25/25)	15	17,300
4.42%, 12/15/46 (Call 06/15/46)	35	44,791
4.60%, 05/25/28 (Call 02/25/28)	25	30,346
4.99%, 05/25/38 (Call 11/25/37)	15	19,988
5.09%, 05/25/48 (Call 11/25/47)	15	21,000
PepsiCo Inc.
0.75%, 05/01/23	15	15,173
2.25%, 03/19/25 (Call 02/19/25)	15	16,032
2.38%, 10/06/26 (Call 07/06/26)	50	54,528
2.63%, 03/19/27 (Call 01/19/27)	15	16,512
2.75%, 03/01/23	50	52,710
2.75%, 04/30/25 (Call 01/30/25)	15	16,350
2.75%, 03/19/30 (Call 12/19/29)	75	84,022
2.88%, 10/15/49 (Call 04/15/49)	15	16,842
3.10%, 07/17/22 (Call 05/17/22)	25	26,023
3.38%, 07/29/49 (Call 01/29/49)	25	30,335
3.45%, 10/06/46 (Call 04/06/46)	25	30,314
3.50%, 07/17/25 (Call 04/17/25)	75	84,283
3.50%, 03/19/40 (Call 09/19/39)	15	18,278
3.60%, 08/13/42	15	18,508
3.63%, 03/19/50 (Call 09/19/49)	25	31,568
3.88%, 03/19/60 (Call 09/19/59)	15	20,099
4.00%, 03/05/42	25	32,203
4.45%, 04/14/46 (Call 10/14/45)	10	13,867

		1,392,377
Biotechnology — 0.9%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	65	68,264
2.20%, 02/21/27 (Call 12/21/26)	25	26,519
2.25%, 08/19/23 (Call 06/19/23)	15	15,708
2.30%, 02/25/31 (Call 11/25/30)	10	10,577
2.45%, 02/21/30 (Call 11/21/29)	10	10,738
2.65%, 05/11/22 (Call 04/11/22)	65	66,992
2.70%, 05/01/22 (Call 03/01/22)	15	15,436
2.77%, 09/01/53 (Call 03/01/53)(b)	28	28,065
3.13%, 05/01/25 (Call 02/01/25)	15	16,428
3.15%, 02/21/40 (Call 08/21/39)	40	43,431
3.20%, 11/02/27 (Call 08/02/27)	15	16,878
3.38%, 02/21/50 (Call 08/21/49)	65	72,289
3.63%, 05/15/22 (Call 02/15/22)	15	15,585
4.40%, 05/01/45 (Call 11/01/44)	15	19,063
4.56%, 06/15/48 (Call 12/15/47)	15	19,740
4.66%, 06/15/51 (Call 12/15/50)	125	168,917
5.15%, 11/15/41 (Call 05/15/41)	25	34,753

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	$25	$25,890
3.15%, 05/01/50 (Call 11/01/49)	20	20,148
3.63%, 09/15/22	40	42,276
5.20%, 09/15/45 (Call 03/15/45)	30	40,305
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	15	15,041
1.65%, 10/01/30 (Call 07/01/30)	35	35,070
2.50%, 09/01/23 (Call 07/01/23)	15	15,779
2.60%, 10/01/40 (Call 04/01/40)	25	25,431
2.80%, 10/01/50 (Call 04/01/50)	85	85,316
2.95%, 03/01/27 (Call 12/01/26)	25	27,637
3.25%, 09/01/22 (Call 07/01/22)	50	52,264
3.50%, 02/01/25 (Call 11/01/24)	25	27,623
3.65%, 03/01/26 (Call 12/01/25)	15	17,007
4.00%, 09/01/36 (Call 03/01/36)	15	18,236
4.15%, 03/01/47 (Call 09/01/46)	15	18,429
4.50%, 02/01/45 (Call 08/01/44)	25	31,918
4.60%, 09/01/35 (Call 03/01/35)	25	32,361
4.75%, 03/01/46 (Call 09/01/45)	5	6,595
4.80%, 04/01/44 (Call 10/01/43)	5	6,571
5.65%, 12/01/41 (Call 06/01/41)	25	35,831
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	25	24,651
2.80%, 09/15/50 (Call 03/15/50)	25	24,501

		1,278,263
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,852
Boral Finance Pty Ltd.
3.00%, 11/01/22 (Call 10/01/22)(b)	15	15,322
3.75%, 05/01/28 (Call 02/01/28)(b)	15	15,872
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(b)	15	16,177
6.75%, 06/01/27 (Call 06/01/22)(b)	15	16,200
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	15	15,444
2.24%, 02/15/25 (Call 01/15/25)(b)	20	21,003
2.70%, 02/15/31 (Call 11/15/30)(b)	25	26,687
2.72%, 02/15/30 (Call 11/15/29)(b)	30	31,964
3.38%, 04/05/40 (Call 10/05/39)(b)	35	38,612
3.58%, 04/05/50 (Call 10/05/49)(b)	30	33,959
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	10	10,584
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	25	27,803
4.00%, 09/21/23 (Call 08/21/23)	15	16,367
4.00%, 06/15/25 (Call 03/15/25)	15	17,008
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	15	16,744
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	15	15,864
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	15	15,236
4.38%, 04/01/26 (Call 01/01/26)	25	29,169
4.50%, 05/15/47 (Call 11/15/46)	10	12,535
Norbord Inc.
5.75%, 07/15/27 (Call 07/15/22)(b)	15	16,087
6.25%, 04/15/23 (Call 01/15/23)(b)	25	27,105
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	25	28,627
4.20%, 12/01/24 (Call 09/01/24)	15	16,655

Security	Par (000)	Value

Building Materials (continued)
4.40%, 01/30/48 (Call 07/30/47)	$15	$17,685
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	15	15,686
6.50%, 03/15/27 (Call 03/15/22)(b)	10	10,625
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(b)	15	15,448

		551,320
Chemicals — 0.9%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	25	26,385
2.05%, 05/15/30 (Call 02/15/30)	25	26,653
2.75%, 02/03/23	25	26,265
2.80%, 05/15/50 (Call 11/15/49)	25	27,282
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	25	27,040
4.63%, 11/15/22	25	26,910
DuPont de Nemours Inc.
2.17%, 05/01/23	25	25,411
4.21%, 11/15/23 (Call 10/15/23)	50	55,085
4.49%, 11/15/25 (Call 09/25/25)	25	29,127
4.73%, 11/15/28 (Call 08/15/28)	25	30,753
5.32%, 11/15/38 (Call 05/15/38)	45	61,392
5.42%, 11/15/48 (Call 05/15/48)	30	43,200
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	15	15,396
4.25%, 10/15/28 (Call 10/15/23)	5	5,143
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	10	10,414
4.45%, 09/26/28 (Call 06/26/28)	15	17,791
5.00%, 09/26/48 (Call 03/26/48)	10	13,359
Linde Inc.
2.65%, 02/05/25 (Call 11/05/24)	25	26,948
3.20%, 01/30/26 (Call 10/30/25)	50	55,902
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	15	14,808
2.00%, 08/10/50 (Call 02/10/50)	25	23,718
2.70%, 02/21/23 (Call 11/21/22)	25	26,109
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	10	10,450
4.05%, 11/15/27 (Call 08/15/27)	50	56,375
4.25%, 11/15/23 (Call 08/15/23)	10	10,902
5.45%, 11/15/33 (Call 05/15/33)	25	30,875
5.63%, 11/15/43 (Call 05/15/43)	15	19,297
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	10	10,270
Nutrien Ltd.
1.90%, 05/13/23	10	10,320
2.95%, 05/13/30 (Call 02/13/30)	15	16,494
3.15%, 10/01/22 (Call 07/01/22)	10	10,426
3.38%, 03/15/25 (Call 12/15/24)	25	27,523
3.63%, 03/15/24 (Call 12/15/23)	10	10,895
3.95%, 05/13/50 (Call 11/13/49)	35	41,983
4.00%, 12/15/26 (Call 09/15/26)	5	5,812
4.13%, 03/15/35 (Call 09/15/34)	25	29,628
5.00%, 04/01/49 (Call 10/01/48)	25	34,476
5.25%, 01/15/45 (Call 07/15/44)	10	13,568
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	10	10,031
1.23%, 10/01/25 (Call 09/01/25)(b)	10	10,129
1.83%, 10/15/27 (Call 08/15/27)(b)	15	15,305
2.30%, 11/01/30 (Call 08/01/30)(b)	25	25,723

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.27%, 11/15/40 (Call 05/15/40)(b)	$10	$10,810
3.47%, 12/01/50 (Call 06/01/50)(b)	10	10,935
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)	25	26,947
3.20%, 03/15/23 (Call 02/15/23)	25	26,487
3.75%, 03/15/28 (Call 12/15/27)	15	17,842
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(b)	15	15,353
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	45	48,709
3.80%, 06/06/26 (Call 03/06/26)(b)	15	16,677

		1,189,333
Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 06/15/23	15	15,757
4.88%, 07/15/32(b)	20	21,110
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	10	10,248
4.63%, 10/01/27 (Call 10/01/22)(b)	10	10,470
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	10	10,410
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	35	34,869
3.38%, 09/15/25 (Call 06/15/25)	50	56,072
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/21)(b)	10	9,917
5.75%, 07/15/27 (Call 07/15/22)(b)	15	15,015
6.38%, 04/01/24 (Call 04/01/21)(b)	10	10,194
10.50%, 05/15/25 (Call 05/15/22)(b)	10	11,731
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(b)	5	5,308
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	15	15,482
3.70%, 04/01/27 (Call 01/01/27)	15	17,294
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)(b)	25	28,136
7.00%, 10/15/37(b)	15	23,118
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(b)	15	15,602
4.50%, 07/01/28 (Call 07/01/23)(b)	20	21,100
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(b)	20	21,152
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	25	26,364
IHS Markit Ltd.
4.75%, 02/15/25 (Call 11/15/24)(b)	60	68,901
4.75%, 08/01/28 (Call 05/01/28)	35	42,278
5.00%, 11/01/22 (Call 08/01/22)(b)	5	5,364
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	50	47,337
2.63%, 01/15/23 (Call 12/15/22)	15	15,657
3.25%, 05/20/50 (Call 11/20/49)	5	5,456
3.75%, 03/24/25 (Call 02/24/25)	40	44,909
4.88%, 02/15/24 (Call 11/15/23)	15	16,833
5.25%, 07/15/44	10	13,841
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/21)(b)	20	20,603
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(b)	20	21,328
5.88%, 10/01/30 (Call 10/01/25)(b)	10	10,998
PayPal Holdings Inc.
1.35%, 06/01/23	40	40,991
2.20%, 09/26/22	15	15,492
2.30%, 06/01/30 (Call 03/01/30)	15	16,101

Security	Par (000)	Value

Commercial Services (continued)
2.40%, 10/01/24 (Call 09/01/24)	$15	$15,970
2.65%, 10/01/26 (Call 08/01/26)	25	27,314
3.25%, 06/01/50 (Call 12/01/49)	30	34,374
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	5	4,933
5.25%, 04/15/24(b)	45	47,873
6.25%, 01/15/28 (Call 01/15/23)(b)	35	36,680
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	15	16,123
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	15	15,980
4.00%, 03/18/29 (Call 12/18/28)	40	47,196
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	15	14,821
2.30%, 08/15/60 (Call 02/15/60)	60	57,264
4.00%, 06/15/25 (Call 03/15/25)	15	17,075
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/21)(b)	20	20,169
7.38%, 09/01/25 (Call 09/01/22)(b)	15	16,156
9.25%, 04/15/25 (Call 03/16/25)(b)	10	11,688
United Rentals North America Inc.
3.88%, 02/15/31 (Call 08/15/25)	20	20,921
4.00%, 07/15/30 (Call 07/15/25)	15	15,860
4.88%, 01/15/28 (Call 01/15/23)	25	26,683
5.25%, 01/15/30 (Call 01/15/25)	20	22,340
5.50%, 05/15/27 (Call 05/15/22)	20	21,485
5.88%, 09/15/26 (Call 09/15/21)	15	15,911
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	35	40,901
4.00%, 06/15/25 (Call 03/15/25)	15	16,974
4.13%, 03/15/29 (Call 12/15/28)	25	30,039

		1,360,168
Computers — 0.6%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,360
Dell Inc.
6.50%, 04/15/38	15	18,606
7.10%, 04/15/28(e)	5	6,422
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(b)	25	29,213
5.30%, 10/01/29 (Call 07/01/29)(b)	5	6,027
5.45%, 06/15/23 (Call 04/15/23)(b)	50	55,216
6.02%, 06/15/26 (Call 03/15/26)(b)	35	42,464
6.10%, 07/15/27 (Call 05/15/27)(b)	25	30,595
6.20%, 07/15/30 (Call 04/15/30)(b)	25	31,654
7.13%, 06/15/24 (Call 06/15/21)(b)	20	20,754
8.10%, 07/15/36 (Call 01/15/36)(b)	25	35,868
8.35%, 07/15/46 (Call 01/15/46)(b)	40	58,004
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	25	27,363
4.25%, 04/15/24 (Call 02/15/24)	15	16,227
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	20	20,610
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	40	40,842
1.75%, 04/01/26 (Call 03/01/26)	50	51,241
2.25%, 04/01/23 (Call 03/01/23)	25	25,879
4.40%, 10/15/22 (Call 08/15/22)	15	15,983
4.45%, 10/02/23 (Call 09/02/23)	15	16,509
4.65%, 10/01/24 (Call 09/01/24)	15	17,004
6.20%, 10/15/35 (Call 04/15/35)	10	12,798
6.35%, 10/15/45 (Call 04/15/45)	30	39,513

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	$25	$26,451
3.00%, 06/17/27 (Call 04/17/27)	50	54,512
4.05%, 09/15/22	15	15,927
6.00%, 09/15/41	5	6,412
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(b)	5	5,194
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(b)	5	5,182
5.25%, 10/01/30 (Call 10/01/25)(b)	20	21,114
5.75%, 09/01/27 (Call 09/01/22)(b)	5	5,284
6.13%, 09/01/29 (Call 09/01/24)(b)	5	5,433
8.13%, 04/15/25 (Call 04/15/22)(b)	15	16,737
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	25	27,718
4.13%, 01/15/31 (Call 10/15/30)(b)	15	16,902
4.88%, 03/01/24 (Call 01/01/24)	25	27,410
5.75%, 12/01/34 (Call 06/01/34)	10	11,842

		875,270
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
1.95%, 02/01/23	15	15,548
2.10%, 05/01/23	15	15,659
2.30%, 05/03/22	15	15,430
Edgewell Personal Care Co.
4.70%, 05/24/22	5	5,179
5.50%, 06/01/28 (Call 06/01/23)(b)	15	16,126
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	15	16,288
2.60%, 04/15/30 (Call 01/15/30)	15	16,590
3.13%, 12/01/49 (Call 06/01/49)	25	29,022
3.15%, 03/15/27 (Call 12/15/26)	25	28,131
4.15%, 03/15/47 (Call 09/15/46)	15	19,793
Procter & Gamble Co. (The)
2.15%, 08/11/22	15	15,490
2.30%, 02/06/22	15	15,366
2.45%, 11/03/26	15	16,519
2.70%, 02/02/26	15	16,595
2.80%, 03/25/27	15	16,729
2.85%, 08/11/27	15	16,860
3.00%, 03/25/30	45	52,207
3.10%, 08/15/23	15	16,155

		343,687
Distribution & Wholesale — 0.1%
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/21)	15	15,670
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(b)	15	15,917
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	10	10,543
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(b)	15	15,467
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	5	5,038
5.50%, 10/15/27 (Call 10/15/22)(b)	20	21,294
6.88%, 05/01/25 (Call 05/01/22)(b)	15	16,113
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(b)	10	10,494
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	40	42,082
3.75%, 05/15/46 (Call 11/15/45)	25	29,443
4.60%, 06/15/45 (Call 12/15/44)	5	6,630

		188,691

Security	Par (000)	Value

Diversified Financial Services — 2.1%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	$25	$27,279
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	50	50,969
3.05%, 06/05/23 (Call 05/05/23)	25	26,351
4.13%, 02/13/22	75	78,121
4.63%, 05/19/22	25	26,434
5.75%, 11/20/25 (Call 10/20/25)	55	64,126
5.80%, 05/01/25 (Call 04/01/25)	25	29,742
8.00%, 11/01/31	75	107,559
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	10	10,871
3.13%, 05/20/26 (Call 04/20/26)	25	27,984
3.40%, 02/27/23 (Call 01/27/23)	25	26,595
3.40%, 02/22/24 (Call 01/22/24)	50	54,381
4.05%, 12/03/42	75	95,059
4.20%, 11/06/25 (Call 10/06/25)	50	58,051
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	25	25,697
3.30%, 05/03/27 (Call 04/03/27)	25	28,383
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	25	27,642
4.00%, 10/15/23	25	27,537
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	75	76,262
3.50%, 11/01/27 (Call 07/01/27)(b)	25	23,402
4.13%, 08/01/25 (Call 06/01/25)(b)	5	4,980
4.38%, 01/30/24 (Call 12/30/23)(b)	25	25,810
4.88%, 10/01/25 (Call 07/01/25)(b)	25	25,656
5.50%, 12/15/24 (Call 11/15/24)(b)	50	53,682
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	25	24,930
2.80%, 09/30/50 (Call 03/30/50)(b)	25	25,654
3.15%, 10/02/27 (Call 07/02/27)(b)	10	11,104
4.75%, 02/15/23(b)	25	27,244
Bocom Leasing Management Hong Kong Co. Ltd., 1.18%, 03/02/25(c)	200	193,818
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	50	56,722
3.45%, 02/13/26 (Call 11/13/25)	25	28,137
3.55%, 02/01/24 (Call 01/01/24)	25	27,265
4.20%, 03/24/25 (Call 02/22/25)	25	28,654
4.63%, 03/22/30 (Call 12/22/29)	25	31,836
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	75	82,401
5.30%, 09/15/43 (Call 03/15/43)	15	22,443
Franklin Resources Inc., 2.85%, 03/30/25	50	54,458
Intercontinental Exchange Inc.
0.70%, 06/15/23	50	50,329
2.10%, 06/15/30 (Call 03/15/30)	35	36,725
2.65%, 09/15/40 (Call 03/15/40)	10	10,394
3.00%, 06/15/50 (Call 12/15/49)	10	10,815
3.00%, 09/15/60 (Call 03/15/60)	10	10,589
3.10%, 09/15/27 (Call 06/15/27)	25	27,858
3.75%, 12/01/25 (Call 09/01/25)	25	28,359
4.25%, 09/21/48 (Call 03/21/48)	50	64,885
International Lease Finance Corp., 5.88%, 08/15/22	75	80,770
Invesco Finance PLC
4.00%, 01/30/24	25	27,396
5.38%, 11/30/43	25	32,619

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc.
4.75%, 03/15/26	$75	$89,123
5.63%, 01/15/44	10	14,441
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(b)	15	15,388
5.75%, 09/15/25 (Call 03/15/21)(b)	15	15,522
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	15	15,940
2.95%, 11/21/26 (Call 08/21/26)	15	16,821
3.30%, 03/26/27 (Call 01/26/27)	50	56,985
3.35%, 03/26/30 (Call 12/26/29)	25	29,363
3.38%, 04/01/24	50	54,908
3.50%, 02/26/28 (Call 11/26/27)	15	17,480
3.65%, 06/01/49 (Call 12/01/48)	10	12,541
3.80%, 11/21/46 (Call 05/21/46)	5	6,400
3.85%, 03/26/50 (Call 09/26/49)	30	39,100
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (Call 08/15/23)(b)	15	15,501
6.00%, 01/15/27 (Call 01/15/23)(b)	10	10,374
9.13%, 07/15/26 (Call 07/15/21)(b)	10	10,741
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	30	31,282
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	10	10,734
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	10	10,696
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	65	64,525
1.10%, 02/15/31 (Call 11/15/30)	25	24,542
1.90%, 04/15/27 (Call 02/15/27)	15	15,896
2.00%, 08/15/50 (Call 02/15/50)	50	47,887
2.05%, 04/15/30 (Call 01/15/30)	15	15,986
2.15%, 09/15/22 (Call 08/15/22)	25	25,823
2.70%, 04/15/40 (Call 10/15/39)	10	11,080
2.80%, 12/14/22 (Call 10/14/22)	40	41,948
3.15%, 12/14/25 (Call 09/14/25)	40	44,658
4.15%, 12/14/35 (Call 06/14/35)	25	32,538
4.30%, 12/14/45 (Call 06/14/45)	25	34,410
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	10	10,691
3.60%, 03/15/22 (Call 02/15/22)	25	25,863
4.25%, 06/09/23 (Call 05/09/23)	25	27,032
6.20%, 11/17/36	25	30,763

		2,924,960

Electric — 0.4%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	50	51,304
3.95%, 03/01/48 (Call 09/01/47)	25	31,894
4.50%, 04/01/44 (Call 10/01/43)	10	13,340
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	10	11,016
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	40	53,257
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	50	51,715
2.50%, 09/01/24 (Call 08/01/24)	25	26,538
4.25%, 11/01/28 (Call 08/01/28)	10	11,905
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	50	52,028
2.95%, 05/14/30 (Call 04/14/30)(b)	15	16,461
3.35%, 11/15/27 (Call 08/15/27)	10	11,169
3.65%, 06/15/24 (Call 03/15/24)	10	10,887
Massachusetts Electric Co., 4.00%, 08/15/46 (Call 02/15/46)(b)	25	30,313

Security	Par (000)	Value

Electric (continued)
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	$60	$68,415
3.92%, 08/01/28 (Call 05/01/28)(b)	10	11,643
5.64%, 03/15/40(b)	10	13,772
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	25	25,755
3.51%, 10/01/24 (Call 07/01/24)(b)	50	54,801
4.28%, 12/15/28 (Call 09/15/28)(b)	10	11,992
4.28%, 10/01/34 (Call 04/01/34)(b)	10	12,356

		570,561

Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	15	15,097
1.80%, 10/15/27 (Call 08/15/27)	15	15,815
2.63%, 02/15/23 (Call 11/15/22)	15	15,655
2.75%, 10/15/50 (Call 04/15/50)	10	10,813
3.15%, 06/01/25 (Call 03/01/25)	15	16,680
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	15	15,300
4.75%, 06/15/28 (Call 07/01/23)(b)	15	15,694
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	10	10,610
Schneider Electric SE, 2.95%, 09/27/22(b)	15	15,688
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/21)	20	20,510
7.13%, 06/15/25 (Call 06/15/22)(b)	45	49,186
7.25%, 06/15/28 (Call 06/15/23)(b)	10	11,230

		212,278

Electronics — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	25	26,197
3.20%, 10/01/22 (Call 07/01/22)	15	15,655
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	25	27,603
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	15	15,747
2.80%, 02/15/30 (Call 11/15/29)	15	16,394
4.35%, 06/01/29 (Call 03/01/29)	15	18,196
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	25	27,827
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	25	27,720
4.88%, 06/15/29 (Call 03/15/29)	25	29,310
4.88%, 05/12/30 (Call 02/12/30)	20	23,783
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	25	26,250
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	15	16,624
4.30%, 06/15/46 (Call 12/15/45)	20	24,164
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)	5	5,116
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	25	27,455
4.55%, 10/30/24 (Call 07/30/24)	50	56,670
Roper Technologies Inc.
0.45%, 08/15/22	50	50,057
1.40%, 09/15/27 (Call 07/15/27)	15	15,167
1.75%, 02/15/31 (Call 11/15/30)	10	10,023
2.95%, 09/15/29 (Call 06/15/29)	10	11,035
3.13%, 11/15/22 (Call 08/15/22)	15	15,685
3.85%, 12/15/25 (Call 09/15/25)	15	16,990
Sensata Technologies BV, 5.00%, 10/01/25(b)	20	22,242
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	15	15,182

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.38%, 02/15/30 (Call 11/15/29)(b)	$10	$10,734
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/21)(b)	5	5,158

		556,984

Energy – Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(b)	30	32,056

Engineering & Construction — 0.0%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	15	16,763
5.88%, 10/15/24 (Call 07/15/24)	10	11,101
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(b)	5	5,356
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	5	5,120
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,676

		54,016

Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	10	10,240
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	5	5,010
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	10	10,060
5.50%, 05/01/25 (Call 05/01/22)(b)	15	15,718
6.50%, 10/01/28 (Call 10/01/23)(b)	5	5,291
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(b)	20	21,600
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	20	21,398

		89,317

Environmental Control — 0.4%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	10	10,674
5.88%, 07/01/25 (Call 07/01/21)	5	5,220
6.00%, 01/01/27 (Call 01/01/22)	5	5,306
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	15	14,782
2.30%, 03/01/30 (Call 12/01/29)	40	42,389
2.50%, 08/15/24 (Call 07/15/24)	15	15,990
2.90%, 07/01/26 (Call 04/01/26)	15	16,515
3.05%, 03/01/50 (Call 09/01/49)	25	27,733
3.20%, 03/15/25 (Call 12/15/24)	15	16,449
3.38%, 11/15/27 (Call 08/15/27)	15	17,076
3.55%, 06/01/22 (Call 03/01/22)	15	15,578
4.75%, 05/15/23 (Call 02/15/23)	40	43,744
6.20%, 03/01/40	10	14,981
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	50	53,958
3.05%, 04/01/50 (Call 10/01/49)	25	27,240
4.25%, 12/01/28 (Call 09/01/28)	25	29,794
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	15	15,687
2.90%, 09/15/22 (Call 06/15/22)	15	15,583
3.13%, 03/01/25 (Call 12/01/24)	15	16,421
3.50%, 05/15/24 (Call 02/15/24)	15	16,360
3.90%, 03/01/35 (Call 09/01/34)	25	30,743
4.10%, 03/01/45 (Call 09/01/44)	30	38,511
4.15%, 07/15/49 (Call 01/15/49)	10	13,248

		503,982

Security	Par (000)	Value

Food — 0.6%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	$15	$15,757
4.30%, 05/01/24 (Call 04/01/24)	15	16,736
4.60%, 11/01/25 (Call 09/01/25)	15	17,488
4.85%, 11/01/28 (Call 08/01/28)	35	43,550
5.30%, 11/01/38 (Call 05/01/38)	25	33,731
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	15	15,472
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	15	15,595
3.15%, 12/15/21 (Call 09/15/21)	15	15,313
3.20%, 02/10/27 (Call 11/10/26)	15	16,869
3.70%, 10/17/23 (Call 09/17/23)	15	16,349
4.00%, 04/17/25 (Call 02/17/25)	15	16,975
4.15%, 02/15/43 (Call 08/15/42)	5	6,281
4.20%, 04/17/28 (Call 01/17/28)	25	29,819
4.55%, 04/17/38 (Call 10/17/37)	15	19,452
4.70%, 04/17/48 (Call 10/17/47)	15	21,098
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	25	26,016
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	65	71,995
3.90%, 06/01/50 (Call 12/01/49)	15	17,703
JM Smucker Co. (The)
3.00%, 03/15/22	15	15,478
3.38%, 12/15/27 (Call 09/15/27)	25	28,205
3.50%, 03/15/25	15	16,698
4.25%, 03/15/35	25	30,684
4.38%, 03/15/45	10	12,422
Kellogg Co.
2.65%, 12/01/23	15	15,909
3.13%, 05/17/22	15	15,583
3.25%, 04/01/26	15	16,846
3.40%, 11/15/27 (Call 08/15/27)	15	17,018
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	10	10,437
4.88%, 11/01/26 (Call 11/01/21)(b)	15	15,612
4.88%, 05/15/28 (Call 11/15/27)(b)	10	11,100
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	25	26,769
2.70%, 08/15/22 (Call 07/15/22)	15	15,542
3.15%, 08/15/24 (Call 06/15/24)	15	16,266
3.40%, 08/15/27 (Call 05/15/27)	15	16,925
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	15	16,633
TreeHouse Foods Inc.
4.00%, 09/01/28 (Call 09/01/23)	10	10,151
6.00%, 02/15/24 (Call 02/15/21)(b)	10	10,242
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/21)(b)	10	10,116
6.25%, 04/15/25 (Call 04/15/22)(b)	15	15,958
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b) .	10	10,380

		771,173

Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	30	39,644
4.40%, 08/15/47 (Call 02/15/47)	25	32,711
4.80%, 06/15/44 (Call 12/15/43)	10	13,173
5.00%, 09/15/35 (Call 03/15/35)	25	33,136

		118,664

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.1%
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	$10	$11,049
4.49%, 02/15/42(b)	25	31,750
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(b)	25	31,374

		74,173

Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	10	11,316
Stanley Black & Decker Inc.
2.90%, 11/01/22	15	15,726
4.00%, 03/15/60 (Call 03/15/25)(a)	25	26,563

		53,605

Health Care – Products — 0.2%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	30	31,626
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	25	27,582
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 02/15/21)(b)	10	10,284
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	15	15,244
4.63%, 02/01/28 (Call 02/01/23)(b)	15	15,941
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	15	15,994
7.38%, 06/01/25 (Call 06/01/22)(b)	10	10,724
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	25	27,528
2.95%, 09/19/26 (Call 06/19/26)	15	16,665
3.00%, 04/15/23 (Call 02/15/23)	15	15,844
4.10%, 08/15/47 (Call 02/15/47)	15	19,934
4.15%, 02/01/24 (Call 11/01/23)	65	71,828
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	5	5,123

		284,317

Health Care – Services — 1.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	10	10,573
5.50%, 07/01/28 (Call 07/01/23)(b)	15	15,972
5.63%, 02/15/23 (Call 02/15/21)	10	10,061
6.50%, 03/01/24 (Call 03/01/21)	5	5,129
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(b)	10	10,884
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/21)(b)	10	10,211
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	33	34,732
3.38%, 02/15/30 (Call 02/15/25)	30	31,481
4.25%, 12/15/27 (Call 12/15/22)	40	42,273
4.63%, 12/15/29 (Call 12/15/24)	65	71,358
4.75%, 01/15/25 (Call 01/15/21)	45	46,328
5.38%, 06/01/26 (Call 06/01/21)(b)	25	26,301
5.38%, 08/15/26 (Call 08/15/21)(b)	20	21,175
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	35	34,868
4.63%, 06/01/30 (Call 06/01/25)(b)	30	31,609
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	10	10,664
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	10	10,469
4.75%, 02/01/30 (Call 02/01/25)	20	21,298
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	15	15,474
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	50	51,799
4.13%, 06/15/29 (Call 03/15/29)	35	40,417

Security	Par (000)	Value

Health Care – Services (continued)
4.50%, 02/15/27 (Call 08/15/26)	$50	$57,459
5.00%, 03/15/24	65	73,091
5.25%, 04/15/25	15	17,502
5.25%, 06/15/26 (Call 12/15/25)	65	76,738
5.25%, 06/15/49 (Call 12/15/48)	55	72,721
5.38%, 02/01/25	55	61,530
5.38%, 09/01/26 (Call 03/01/26)	15	17,072
5.50%, 06/15/47 (Call 12/15/46)	30	39,998
5.63%, 09/01/28 (Call 03/01/28)	20	23,449
5.88%, 05/01/23	25	27,364
5.88%, 02/15/26 (Call 08/15/25)	25	28,780
5.88%, 02/01/29 (Call 08/01/28)	25	29,894
7.50%, 11/15/95	5	6,377
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	25	26,149
3.13%, 08/15/29 (Call 05/15/29)	10	11,121
3.15%, 12/01/22 (Call 09/01/22)	25	26,166
4.80%, 03/15/47 (Call 09/14/46)	25	33,831
4.88%, 04/01/30 (Call 01/01/30)	50	63,046
4.95%, 10/01/44 (Call 04/01/44)	25	34,004
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	15	15,916
2.95%, 12/01/29 (Call 09/01/29)	25	27,616
4.00%, 11/01/23 (Call 08/01/23)	15	16,326
4.70%, 02/01/45 (Call 08/01/44)	15	19,790
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	10	10,597
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(b)	10	10,113
6.25%, 01/15/27 (Call 01/15/22)(b)	20	21,409
Providence Service Corp. (The), 5.88%, 11/15/25 (Call 11/01/22)(b)	15	15,920
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	15	16,685
4.20%, 06/30/29 (Call 03/30/29)	25	29,701
4.70%, 03/30/45 (Call 09/30/44)	15	19,063
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	20	21,340

		1,503,844

Home Builders — 0.2%
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/21)	25	26,133
6.75%, 06/01/27 (Call 06/01/22)	10	10,759
KB Home
4.80%, 11/15/29 (Call 05/15/29)	15	16,595
6.88%, 06/15/27 (Call 12/15/26)	10	11,806
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(b)	15	15,784
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	15	16,653
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	5	5,165
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	25	27,148
3.95%, 09/15/22 (Call 06/15/22)	50	52,543
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	10	10,706
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	10	11,134
5.88%, 06/15/27 (Call 03/15/27)(b)	10	11,329
6.63%, 07/15/27 (Call 07/15/22)(b)	5	5,426
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	20	21,419

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	$10	$10,387

		252,987

Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	15	17,141

Household Products & Wares — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/20)(b)	5	5,129
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	15	15,497
2.88%, 10/01/22	15	15,665
3.95%, 08/01/47 (Call 02/01/47)	25	30,928
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	35,975
3.05%, 09/15/22 (Call 06/15/22)	15	15,609
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	20	22,672
3.10%, 03/26/30 (Call 12/26/29)	25	28,881
3.20%, 04/25/29 (Call 01/25/29)	10	11,553
3.95%, 11/01/28 (Call 08/01/28)	15	18,119
5.30%, 03/01/41	40	58,938
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	25	26,992
5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,902

		296,860

Housewares — 0.1%
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	35	37,693
4.88%, 06/01/25 (Call 05/01/25)	25	27,599
5.88%, 04/01/36 (Call 10/01/35)	20	23,968

		89,260

Insurance — 1.8%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	25	27,750
3.25%, 03/17/25	25	27,652
4.75%, 01/15/49 (Call 07/15/48)	25	34,388
Allstate Corp. (The)
3.15%, 06/15/23	50	53,522
3.28%, 12/15/26 (Call 09/15/26)	25	28,527
3.85%, 08/10/49 (Call 02/10/49)	20	25,306
4.20%, 12/15/46 (Call 06/15/46)	50	65,483
5.35%, 06/01/33	25	34,677
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	10	13,498
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	15	17,677
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	35	46,736
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(a)	5	5,518
AXA SA, 8.60%, 12/15/30	25	38,657
Equitable Financial Life Global Funding, 1.40%, 08/27/27(b)	25	25,072
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	25	26,950
4.35%, 04/20/28 (Call 01/20/28)	25	29,521
5.00%, 04/20/48 (Call 10/20/47)	25	32,965
7.00%, 04/01/28	25	32,126
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	25	26,006
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	25	28,261
3.63%, 12/12/26 (Call 09/15/26)	25	28,396
4.20%, 03/15/22	25	26,201

Security	Par (000)	Value

Insurance (continued)
4.35%, 03/01/48 (Call 09/01/47)	$5	$6,208
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	25	26,499
3.50%, 03/10/25 (Call 12/10/24)	100	111,167
3.88%, 03/15/24 (Call 02/15/24)	50	55,272
4.20%, 03/01/48 (Call 09/01/47)	25	33,333
4.38%, 03/15/29 (Call 12/15/28)	5	6,114
4.75%, 03/15/39 (Call 09/15/38)	25	33,808
4.90%, 03/15/49 (Call 09/15/48)	5	7,332
5.88%, 08/01/33	25	35,933
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	20	21,305
5.75%, 08/15/23	10	10,762
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(a)(b)	25	26,733
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	25	27,556
6.75%, 05/15/87	35	41,543
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	10	17,537
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	50	55,796
3.30%, 09/15/22	25	26,306
4.30%, 11/15/46 (Call 05/15/46)	10	12,546
6.05%, 10/15/36	10	14,225
Principal Life Global Funding II
1.25%, 06/23/25(b)	25	25,561
1.50%, 08/27/30(b)	50	49,391
Progressive Corp. (The)
3.70%, 01/26/45	25	30,881
3.95%, 03/26/50 (Call 09/26/49)	25	32,840
4.13%, 04/15/47 (Call 10/15/46)	5	6,672
6.25%, 12/01/32	25	36,883
Protective Life Corp., 3.40%, 01/15/30 (Call 10/15/29)(b)	25	27,117
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	25	25,799
2.10%, 03/10/30 (Call 12/10/29)	25	26,542
3.00%, 03/10/40 (Call 09/10/39)	10	10,852
3.50%, 05/15/24	25	27,529
3.70%, 10/01/50 (Call 07/01/30)(a)	25	26,063
3.70%, 03/13/51 (Call 09/13/50)	15	18,009
3.88%, 03/27/28 (Call 12/27/27)	25	29,483
3.91%, 12/07/47 (Call 06/07/47)	10	12,161
3.94%, 12/07/49 (Call 06/07/49)	25	30,416
4.35%, 02/25/50 (Call 08/25/49)	10	13,028
4.60%, 05/15/44	5	6,528
5.20%, 03/15/44 (Call 03/15/24)(a)	5	5,319
5.38%, 05/15/45 (Call 05/15/25)(a)	75	81,821
5.63%, 06/15/43 (Call 06/15/23)(a)	50	53,831
5.70%, 09/15/48 (Call 09/15/28)(a)	25	28,830
6.63%, 06/21/40	25	38,526
Series B, 5.75%, 07/15/33	5	6,846
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	10	11,504
3.95%, 09/15/26 (Call 06/15/26)	25	28,543
Reliance Standard Life Global Funding II
2.63%, 07/22/22(b)	25	25,696
2.75%, 01/21/27(b)	25	26,406
3.85%, 09/19/23(b)	25	26,904
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	50	62,370

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	$10	$10,488
3.75%, 05/15/46 (Call 11/15/45)	10	12,501
4.00%, 05/30/47 (Call 11/30/46)	15	19,544
5.35%, 11/01/40	5	7,352
6.25%, 06/15/37	50	77,006
6.75%, 06/20/36	25	39,544
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	10	11,699
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(a)	25	25,563
5.70%, 07/15/43	10	13,734
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	25	27,639
3.60%, 05/15/24 (Call 03/15/24)	25	27,325
3.88%, 09/15/49 (Call 03/15/49)	10	12,275
4.50%, 09/15/28 (Call 06/15/28)	15	18,127
XLIT Ltd., 4.45%, 03/31/25	25	28,439

		2,408,451

Internet — 0.5%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	15	14,973
0.80%, 08/15/27 (Call 06/15/27)	25	24,902
1.10%, 08/15/30 (Call 05/15/30)	25	24,815
1.90%, 08/15/40 (Call 02/15/40)	85	84,337
2.00%, 08/15/26 (Call 05/15/26)	25	26,825
2.05%, 08/15/50 (Call 02/15/50)	25	24,288
2.25%, 08/15/60 (Call 02/15/60)	35	34,543
3.38%, 02/25/24	15	16,434
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	25	28,412
3.60%, 06/01/26 (Call 03/01/26)	40	45,090
4.10%, 04/13/25 (Call 03/13/25)	35	39,548
4.50%, 04/13/27 (Call 02/13/27)	25	29,540
4.63%, 04/13/30 (Call 01/13/30)	10	12,306
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	10	10,258
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	25	26,026
3.80%, 08/24/27 (Call 05/24/27)	25	28,699
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	15	15,679
2.60%, 07/15/22 (Call 04/15/22)	75	77,266
2.70%, 03/11/30 (Call 12/11/29)	25	26,734
2.75%, 01/30/23 (Call 12/30/22)	25	26,153
3.60%, 06/05/27 (Call 03/05/27)	15	16,996
4.00%, 07/15/42 (Call 01/15/42)	25	28,926
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(b)	10	10,527
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	5	5,135
5.00%, 04/15/25 (Call 04/15/21)(b)	20	20,420
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/22)	15	16,055
5.25%, 04/01/25 (Call 01/01/25)	10	11,342

		726,229

Iron & Steel — 0.1%
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	10	10,191
5.88%, 06/01/27 (Call 06/01/22)	10	9,956

Security	Par (000)	Value

Iron & Steel (continued)
6.25%, 10/01/40	$5	$4,479
9.88%, 10/17/25 (Call 10/17/22)(b)	40	46,634
Commercial Metals Co., 5.38%, 07/15/27 (Call 06/15/22)	25	26,391
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	10	11,033
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	15	15,337
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	10	11,147
3.45%, 04/15/30 (Call 01/15/30)	15	16,905
5.00%, 12/15/26 (Call 12/15/21)	25	26,646

		178,719

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	10	10,989

Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
4.88%, 01/15/30 (Call 01/15/25)	15	16,176
5.13%, 05/01/26 (Call 05/01/21)	25	25,904
5.38%, 05/01/25 (Call 05/01/22)(b)	10	10,575
5.75%, 05/01/28 (Call 05/01/23)(b)	15	16,206
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	25	26,187
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	20	20,462
4.88%, 04/01/27 (Call 04/01/22)	10	10,421

		125,931

Machinery — 1.0%
ABB Finance USA Inc.
2.88%, 05/08/22	15	15,529
3.38%, 04/03/23 (Call 03/03/23)	15	16,027
Caterpillar Financial Services Corp.
0.65%, 07/07/23	40	40,272
0.95%, 05/13/22	50	50,462
1.10%, 09/14/27	50	50,457
2.15%, 11/08/24	20	21,203
2.40%, 06/06/22	65	67,046
2.85%, 05/17/24	40	43,178
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	25	27,704
2.60%, 04/09/30 (Call 01/09/30)	25	27,575
3.25%, 09/19/49 (Call 03/19/49)	50	59,533
3.25%, 04/09/50 (Call 10/09/49)	50	59,494
5.20%, 05/27/41	10	14,671
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	15	15,380
1.95%, 07/02/23	40	40,938
4.38%, 04/05/22	25	26,191
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	50	51,455
2.75%, 04/15/25 (Call 03/15/25)	15	16,325
3.10%, 04/15/30 (Call 01/15/30)	25	28,747
3.75%, 04/15/50 (Call 10/15/49)	30	39,097
3.90%, 06/09/42 (Call 12/09/41)	15	19,293
John Deere Capital Corp.
0.70%, 07/05/23	25	25,223
1.20%, 04/06/23	15	15,317
2.25%, 09/14/26	10	10,780
2.60%, 03/07/24	15	16,034
2.65%, 06/24/24	15	16,105

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.70%, 01/06/23	$15	$15,748
2.80%, 07/18/29	10	11,228
2.95%, 04/01/22	15	15,533
3.20%, 01/10/22	25	25,800
3.35%, 06/12/24	15	16,451
3.40%, 09/11/25	25	28,099
3.45%, 06/07/23	15	16,140
3.65%, 10/12/23	90	98,480
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b) .	10	10,776
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	15	16,280
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	15	15,772
2.29%, 04/05/27 (Call 02/05/27)	15	16,056
2.57%, 02/15/30 (Call 11/15/29)	5	5,381
3.11%, 02/15/40 (Call 08/15/39)	30	32,962
3.36%, 02/15/50 (Call 08/15/49)	25	28,848
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25
(Call 12/15/20)(b)	15	15,374
Rockwell Automation Inc.
3.50%, 03/01/29 (Call 12/01/28)	25	29,167
4.20%, 03/01/49 (Call 09/01/48)	20	27,008
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	15	15,621
Terex Corp., 5.63%, 02/01/25 (Call 02/01/21)(b)	10	10,279
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/21)	10	10,305
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	15	15,661
2.25%, 01/30/31 (Call 10/30/30)	15	15,839
3.25%, 11/01/26 (Call 08/01/26)	15	16,796
4.38%, 11/01/46 (Call 05/01/46)	5	6,179

		1,329,819

Manufacturing — 0.3%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	10	10,760
3.50%, 12/01/24 (Call 10/01/24)	15	16,432
Eaton Corp.
2.75%, 11/02/22	25	26,143
3.10%, 09/15/27 (Call 06/15/27)	15	16,809
4.15%, 11/02/42	40	50,341
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	10	10,990
5.75%, 06/15/25 (Call 06/15/22)	5	5,383
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	15	16,581
3.50%, 03/01/24 (Call 12/01/23)	15	16,317
3.90%, 09/01/42 (Call 03/01/42)	10	12,628
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	15	16,083
3.25%, 06/14/29 (Call 03/14/29)	30	34,074
3.30%, 11/21/24 (Call 08/21/24)	25	27,359
4.00%, 06/14/49 (Call 12/14/48)	35	44,177
4.20%, 11/21/34 (Call 05/21/34)	25	30,945
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	15	17,393
5.75%, 06/15/43	20	29,063
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	15	16,537
4.50%, 03/21/49 (Call 09/21/48)	10	13,268

		411,283

Security	Par (000)	Value

Media — 0.6%
Belo Corp., 7.25%, 09/15/27	$5	$5,672
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	20	20,849
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	25	25,250
9.25%, 02/15/24 (Call 02/15/21)	35	35,009
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	15	15,816
3.63%, 05/15/30 (Call 02/15/30)	15	16,984
3.80%, 03/13/24 (Call 01/13/24)	15	16,334
3.95%, 03/20/28 (Call 12/20/27)	15	17,159
4.00%, 09/15/55 (Call 03/15/55)(b)	42	46,667
4.65%, 05/15/50 (Call 11/15/49)	5	6,084
4.90%, 03/11/26 (Call 12/11/25)	15	17,551
5.20%, 09/20/47 (Call 03/20/47)	25	31,770
5.30%, 05/15/49 (Call 11/15/48)	25	32,428
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	15	15,236
5.88%, 07/15/26 (Call 07/15/21)(b)	25	26,225
7.00%, 05/15/27 (Call 05/15/22)(b)	10	11,028
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	5	4,948
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/22)(b)	25	25,680
6.38%, 05/01/26 (Call 05/01/22)	15	15,897
8.38%, 05/01/27 (Call 05/01/22)	35	37,183
Quebecor Media Inc., 5.75%, 01/15/23	25	27,021
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(b)	45	47,310
4.63%, 07/15/24 (Call 07/15/21)(b)	20	20,700
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,323
5.38%, 07/15/26 (Call 07/15/21)(b)	15	15,646
5.50%, 07/01/29 (Call 07/01/24)(b)	20	21,945
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	25	25,522
4.75%, 03/15/26 (Call 03/15/23)(b)	20	21,230
5.00%, 09/15/29 (Call 09/15/24)	20	21,018
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	15	16,780
5.65%, 11/23/43 (Call 05/23/43)	50	66,297
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(b)	15	15,102
6.63%, 06/01/27 (Call 06/01/23)(b)	30	32,087
9.50%, 05/01/25 (Call 05/01/22)(b)	20	22,189
Videotron Ltd.
5.00%, 07/15/22	25	26,321
5.13%, 04/15/27 (Call 04/15/22)(b)	20	21,241
5.38%, 06/15/24 (Call 03/15/24)(b)	20	22,201

		872,703

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	15	16,163

Mining — 0.3%
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/21)	5	5,020
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(b)	20	22,090
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(b)	20	21,932
4.75%, 05/15/22 (Call 02/15/22)(b)	20	20,642
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	9	9,836

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	$50	$57,694
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	15	16,350
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	25	27,576
5.75%, 11/15/41(b)	25	34,692
Polyus Finance PLC, 5.25%, 02/07/23(c)	200	213,484

		429,316

Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23	50	49,971

Office & Business Equipment — 0.0%
Xerox Corp.
3.80%, 05/15/24	10	10,390
6.75%, 12/15/39	10	10,592
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	10	10,402
5.50%, 08/15/28 (Call 07/15/28)(b)	15	15,549

		46,933

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	10	10,341

Packaging & Containers — 0.1%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	25	24,895
4.88%, 03/15/26 (Call 12/15/25)	20	22,517
5.00%, 03/15/22	10	10,457
5.25%, 07/01/25	20	22,924
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	20	21,091
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(b)	15	15,254
7.88%, 07/15/26 (Call 07/15/21)(b)	5	5,275
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	15	15,900
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	10	10,699
4.88%, 12/01/22 (Call 09/01/22)(b)	10	10,501
5.13%, 12/01/24 (Call 09/01/24)(b)	10	10,983
5.50%, 09/15/25 (Call 06/15/25)(b)	10	11,230
6.88%, 07/15/33(b)	5	6,628

		188,354

Pharmaceuticals — 0.2%
Elanco Animal Health Inc., 5.90%, 08/28/28 (Call 05/28/28)	25	29,426
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	15	15,407
3.25%, 03/19/25 (Call 12/19/24)(b)	25	27,407
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	10	10,188
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	15	15,578
3.00%, 05/15/50 (Call 11/15/49)	15	16,399
3.25%, 02/01/23 (Call 11/01/22)	25	26,348
4.45%, 08/20/48 (Call 02/20/48)	15	20,066
4.50%, 11/13/25 (Call 08/13/25)	15	17,542
4.70%, 02/01/43 (Call 08/01/42)	40	54,394

		232,755

Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	10	13,289
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	15	19,323

		32,612

Security	Par (000)	Value

Real Estate — 0.4%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	$15	$17,588
5.25%, 03/15/25 (Call 12/15/24)	15	17,375
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	10	10,861
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/21)(b)	15	15,470
5.38%, 08/01/28 (Call 08/01/23)(b)	15	15,951
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	25	25,339
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	45	45,857
7.63%, 06/15/25 (Call 06/15/22)(b)	10	10,835
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(c)	200	212,072
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(c)	200	204,870

		576,218

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	10	10,865
4.00%, 01/15/24 (Call 12/15/23)	25	27,541
4.00%, 02/01/50 (Call 08/01/49)	15	18,538
4.30%, 01/15/26 (Call 10/15/25)	25	28,904
4.70%, 07/01/30 (Call 04/01/30)	10	12,402
4.85%, 04/15/49 (Call 10/15/48)	10	13,753
4.90%, 12/15/30 (Call 09/15/30)	10	12,662
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	10	10,277
3.63%, 11/15/27 (Call 08/15/27)	10	10,999
3.88%, 01/30/31 (Call 10/30/30)	10	11,198
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	25	26,552
2.75%, 01/15/27 (Call 11/15/26)	15	16,249
2.90%, 01/15/30 (Call 10/15/29)	75	81,895
3.10%, 06/15/50 (Call 12/15/49)	35	36,244
3.38%, 10/15/26 (Call 07/15/26)	10	11,204
3.55%, 07/15/27 (Call 04/15/27)	15	16,905
3.70%, 10/15/49 (Call 04/15/49)	10	11,394
3.95%, 03/15/29 (Call 12/15/28)	50	58,061
5.00%, 02/15/24	50	56,711
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	50	54,018
2.90%, 03/15/30 (Call 12/15/29)	25	26,500
3.20%, 01/15/25 (Call 10/15/24)	25	27,134
3.25%, 01/30/31 (Call 10/30/30)	5	5,455
3.40%, 06/21/29 (Call 03/21/29)	10	11,027
3.65%, 02/01/26 (Call 11/03/25)	25	28,199
3.85%, 02/01/23 (Call 11/01/22)	25	26,619
4.50%, 12/01/28 (Call 09/01/28)	35	41,745
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	25	26,080
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	25	27,484
4.13%, 05/15/29 (Call 02/15/29)	10	11,259
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	15	13,711
Camden Property Trust
3.15%, 07/01/29 (Call 04/01/29)	20	22,449
3.35%, 11/01/49 (Call 05/01/49)	10	11,095
4.10%, 10/15/28 (Call 07/15/28)	10	11,865

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	$15	$16,105
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	25	25,461
3.60%, 05/15/23 (Call 02/15/23)	50	52,748
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	25	25,423
2.25%, 01/15/31 (Call 10/15/30)	25	25,848
3.10%, 11/15/29 (Call 08/15/29)	15	16,458
3.15%, 07/15/23 (Call 06/15/23)	15	15,972
3.25%, 01/15/51 (Call 07/15/50)	10	10,568
3.30%, 07/01/30 (Call 04/01/30)	15	16,768
3.65%, 09/01/27 (Call 06/01/27)	25	28,268
4.15%, 07/01/50 (Call 01/01/50)	5	5,975
4.30%, 02/15/29 (Call 11/15/28)	15	17,751
4.75%, 05/15/47 (Call 11/15/46)	50	63,675
5.20%, 02/15/49 (Call 08/15/48)	10	13,610
5.25%, 01/15/23	25	27,436
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	10	9,811
2.90%, 11/15/24 (Call 10/15/24)	25	26,605
3.45%, 11/15/29 (Call 08/15/29)	10	10,794
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	10	10,045
3.05%, 03/01/50 (Call 09/01/49)	20	21,615
4.00%, 09/15/28 (Call 06/15/28)	10	11,756
Equinix Inc.
1.25%, 07/15/25 (Call 06/15/25)	24	24,336
1.80%, 07/15/27 (Call 05/15/27)	40	41,099
2.63%, 11/18/24 (Call 10/18/24)	15	15,989
2.90%, 11/18/26 (Call 09/18/26)	15	16,364
2.95%, 09/15/51 (Call 03/15/51)	10	10,263
3.00%, 07/15/50 (Call 01/15/50)	10	10,255
3.20%, 11/18/29 (Call 08/18/29)	15	16,557
5.38%, 05/15/27 (Call 05/15/22)	15	16,344
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	10	10,712
3.00%, 07/01/29 (Call 04/01/29)	50	55,655
3.38%, 06/01/25 (Call 03/01/25)	25	27,647
4.50%, 06/01/45 (Call 12/01/44)	10	12,995
4.63%, 12/15/21 (Call 09/15/21)	25	25,841
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	10	10,786
3.50%, 06/01/30 (Call 03/01/30)	10	11,073
4.50%, 12/01/44 (Call 06/01/44)	10	11,719
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	15	15,275
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	10	10,777
3.25%, 07/15/26 (Call 05/15/26)	10	11,155
3.40%, 02/01/25 (Call 11/01/24)	25	27,418
3.88%, 08/15/24 (Call 05/15/24)	25	27,689
4.00%, 06/01/25 (Call 03/01/25)	25	28,282
6.75%, 02/01/41 (Call 08/01/40)	10	14,549
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	25	26,951
Series H, 3.38%, 12/15/29 (Call 09/16/29)	25	25,113
Series I, 3.50%, 09/15/30 (Call 06/15/30)	10	10,262
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	25	25,487
4.88%, 09/15/27 (Call 09/15/22)(b)	15	15,569

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 09/15/29 (Call 09/15/24)(b)	$15	$15,546
5.00%, 07/15/28 (Call 07/15/23)(b)	10	10,415
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,502
5.25%, 07/15/30 (Call 07/15/25)(b)	20	21,255
5.63%, 07/15/32 (Call 07/15/26)(b)	10	10,850
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	20	20,010
3.05%, 02/15/30 (Call 11/15/29)	10	10,616
3.80%, 01/15/23 (Call 10/15/22)	25	26,162
4.38%, 10/01/25 (Call 07/01/25)	25	27,982
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	10	10,076
2.70%, 10/01/30 (Call 07/01/30)	10	10,469
3.13%, 06/01/23 (Call 03/01/23)	25	26,339
3.30%, 02/01/25 (Call 12/01/24)	5	5,473
3.40%, 11/01/22 (Call 09/01/22)	25	26,302
4.25%, 04/01/45 (Call 10/01/44)	10	10,947
4.45%, 09/01/47 (Call 03/01/47)	5	5,666
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	25	28,297
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(b)	10	10,537
7.50%, 06/01/25 (Call 06/01/22)(b)	15	16,225
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	10	9,862
2.25%, 04/15/30 (Call 01/15/30)	10	10,729
3.75%, 11/01/25 (Call 08/01/25)	25	28,467
3.88%, 09/15/28 (Call 06/15/28)	50	58,581
4.38%, 09/15/48 (Call 03/15/48)	10	13,681
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	20	20,968
3.70%, 06/15/30 (Call 03/15/30)	10	11,217
4.65%, 03/15/49 (Call 09/15/48)	10	11,854
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(b)	25	25,746
4.00%, 10/01/22 (Call 10/01/21)	15	15,172
4.88%, 09/01/24 (Call 09/01/21)	20	20,527
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/25 (Call 11/12/24)(b)	10	10,664
3.63%, 01/28/26 (Call 12/28/25)(b)	25	27,048
4.38%, 05/28/30 (Call 02/28/30)(b)	35	39,945
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	25	25,704
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	10	10,286
5.50%, 11/01/23 (Call 08/01/23)(b)	5	5,064
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	85	93,027
3.00%, 08/15/31 (Call 05/15/31)	10	10,967
3.10%, 11/01/34 (Call 08/01/34)	10	11,060
3.20%, 01/15/30 (Call 10/15/29)	10	11,122
4.40%, 01/26/29 (Call 10/26/28)	10	11,919
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(b)	15	14,720
7.88%, 02/15/25 (Call 02/15/22)(b)	35	37,217
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(b)	10	10,220
8.25%, 10/15/23 (Call 04/15/21)	15	15,016
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	25	26,104

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 04/01/27 (Call 01/01/27)	$5	$5,542
4.13%, 01/15/26 (Call 10/15/25)	25	28,475
4.40%, 01/15/29 (Call 10/15/28)	10	11,608
4.75%, 11/15/30 (Call 08/15/30)	25	30,285
4.88%, 04/15/49 (Call 10/15/48)	10	12,314
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	15	15,313
3.75%, 02/15/27 (Call 02/15/23)(b)	15	15,314
4.13%, 08/15/30 (Call 02/15/25)(b)	10	10,308
4.25%, 12/01/26 (Call 12/01/22)(b)	40	41,493
4.63%, 12/01/29 (Call 12/01/24)(b)	10	10,660
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	25	25,155
3.50%, 06/15/29 (Call 03/15/29)(b)	50	50,818
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	25	27,106
2.75%, 01/15/31 (Call 10/15/30)	20	20,980
3.63%, 03/15/24 (Call 02/15/24)	25	27,225
3.75%, 03/15/23 (Call 12/15/22)	25	26,573
4.00%, 06/01/25 (Call 03/01/25)	100	112,889
4.13%, 03/15/29 (Call 09/15/28)	20	23,062
4.95%, 09/01/48 (Call 03/01/48)	5	6,414
6.50%, 03/15/41 (Call 09/15/40)	10	13,882

		3,231,820

Retail — 1.7%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	25	25,235
3.90%, 04/15/30 (Call 01/15/30)	15	17,231
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	10	10,360
4.75%, 03/01/30 (Call 03/01/25)	10	10,596
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	35	42,174
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/22)(b)	5	5,207
4.88%, 11/01/25 (Call 11/01/21)(b)	10	10,132
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	15	17,935
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	20	20,549
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	5	4,994
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	15	16,375
4.55%, 02/15/48 (Call 08/15/47)	10	10,956
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	10	10,375
Gap Inc. (The)
8.38%, 05/15/23(b)	10	11,347
8.63%, 05/15/25 (Call 05/15/22)(b)	25	27,777
8.88%, 05/15/27 (Call 05/15/23)(b)	10	11,617
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	10	10,226
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	50	54,624
2.70%, 04/01/23 (Call 01/01/23)	25	26,236
2.70%, 04/15/30 (Call 01/15/30)	25	27,860
2.80%, 09/14/27 (Call 06/14/27)	25	27,765
2.95%, 06/15/29 (Call 03/15/29)	30	33,943
3.13%, 12/15/49 (Call 06/15/49)	10	11,483
3.25%, 03/01/22	25	25,942
3.30%, 04/15/40 (Call 10/15/39)	35	41,295
3.35%, 04/15/50 (Call 10/15/49)	25	29,674
3.75%, 02/15/24 (Call 11/15/23)	25	27,433
3.90%, 12/06/28 (Call 09/06/28)	25	29,903
4.50%, 12/06/48 (Call 06/06/48)	105	146,667

Security	Par (000)	Value

Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)	$40	$56,781
5.40%, 09/15/40 (Call 03/15/40)	25	36,623
5.88%, 12/16/36	5	7,621
5.95%, 04/01/41 (Call 10/01/40)	5	7,800
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(b)	15	15,931
4.63%, 12/15/27 (Call 12/15/22)(b)	10	10,626
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	25	27,104
3.12%, 04/15/22 (Call 01/15/22)	25	25,801
3.38%, 09/15/25 (Call 06/15/25)	25	27,970
3.65%, 04/05/29 (Call 01/05/29)	35	40,752
3.70%, 04/15/46 (Call 10/15/45)	125	146,967
4.00%, 04/15/25 (Call 03/15/25)	90	102,368
4.05%, 05/03/47 (Call 11/03/46)	15	18,478
4.50%, 04/15/30 (Call 01/15/30)	10	12,380
5.00%, 04/15/40 (Call 10/15/39)	25	33,925
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	90	98,080
Macy’s Retail Holdings LLC
3.63%, 06/01/24 (Call 03/01/24)(e)	5	4,562
4.50%, 12/15/34 (Call 06/15/34)	15	10,950
5.13%, 01/15/42 (Call 07/15/41)	5	3,627
Michaels Stores Inc.
4.75%, 10/01/27 (Call 10/01/23)(b)	15	15,053
8.00%, 07/15/27 (Call 07/15/22)(b)	5	5,176
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	5	4,866
4.38%, 04/01/30 (Call 01/01/30)	5	4,813
5.00%, 01/15/44 (Call 07/15/43)	15	13,574
6.95%, 03/15/28	10	11,062
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	15	15,450
Starbucks Corp.
1.30%, 05/07/22	25	25,323
2.25%, 03/12/30 (Call 12/12/29)	25	26,315
2.45%, 06/15/26 (Call 03/15/26)	25	27,020
2.55%, 11/15/30 (Call 08/15/30)	15	16,215
2.70%, 06/15/22 (Call 04/15/22)	25	25,789
3.10%, 03/01/23 (Call 02/01/23)	15	15,878
3.35%, 03/12/50 (Call 09/12/49)	25	27,808
3.50%, 03/01/28 (Call 12/01/27)	25	28,705
3.55%, 08/15/29 (Call 05/15/29)	100	116,522
3.75%, 12/01/47 (Call 06/01/47)	25	29,183
3.80%, 08/15/25 (Call 06/15/25)	50	56,688
3.85%, 10/01/23 (Call 07/01/23)	25	27,155
4.50%, 11/15/48 (Call 05/15/48)	5	6,503
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	25	26,135
3.75%, 04/15/27 (Call 02/15/27)	25	28,949
3.88%, 04/15/30 (Call 01/15/30)	20	24,043
4.50%, 04/15/50 (Call 10/15/49)	10	14,313
Walgreen Co.
3.10%, 09/15/22	55	57,537
4.40%, 09/15/42	25	27,706
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	55	60,989
3.80%, 11/18/24 (Call 08/18/24)	25	27,740
4.10%, 04/15/50 (Call 10/15/49)	35	37,614
4.80%, 11/18/44 (Call 05/18/44)	5	5,747

		2,244,128

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	$25	$26,710
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	25	26,296

		53,006

Semiconductors — 0.7%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	40	42,130
2.95%, 04/01/25 (Call 03/01/25)	15	16,387
3.13%, 12/05/23 (Call 10/05/23)	15	16,123
3.50%, 12/05/26 (Call 09/05/26)	25	28,368
3.90%, 12/15/25 (Call 09/15/25)	15	17,114
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	15	15,588
2.75%, 06/01/50 (Call 12/01/49)	25	27,313
3.30%, 04/01/27 (Call 01/01/27)	15	17,087
3.90%, 10/01/25 (Call 07/01/25)	75	86,078
5.10%, 10/01/35 (Call 04/01/35)	30	41,990
5.85%, 06/15/41	15	23,412
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(b)	15	15,873
4.63%, 02/10/26 (Call 11/10/21)(b)	15	15,462
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	40	41,629
2.88%, 06/15/50 (Call 12/15/49)	15	16,294
3.13%, 06/15/60 (Call 12/15/59)	10	11,316
3.75%, 03/15/26 (Call 01/15/26)	40	45,890
4.00%, 03/15/29 (Call 12/15/28)	15	18,024
4.88%, 03/15/49 (Call 09/15/48)	20	29,010
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	15	16,210
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	25	26,376
Micron Technology Inc.
2.50%, 04/24/23	15	15,651
4.19%, 02/15/27 (Call 12/15/26)	15	17,289
4.64%, 02/06/24 (Call 01/06/24)	15	16,696
4.98%, 02/06/26 (Call 12/06/25)	25	29,299
5.33%, 02/06/29 (Call 11/06/28)	15	18,406
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	15	16,816
3.20%, 09/16/26 (Call 06/16/26)	15	16,940
3.50%, 04/01/40 (Call 10/01/39)	15	18,150
3.50%, 04/01/50 (Call 10/01/49)	30	36,445
3.70%, 04/01/60 (Call 10/01/59)	10	12,836
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,290
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	15	15,503
2.25%, 05/01/23 (Call 02/01/23)	15	15,613
2.25%, 09/04/29 (Call 06/04/29)	25	26,963
2.63%, 05/15/24 (Call 03/15/24)	15	16,038
2.90%, 11/03/27 (Call 08/03/27)	50	56,007
3.88%, 03/15/39 (Call 09/15/38)	50	63,538
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	25	26,254
2.95%, 06/01/24 (Call 04/01/24)	15	16,159

		1,012,567

Software — 1.4%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	38,664

Security	Par (000)	Value

Software (continued)
3.40%, 09/15/26 (Call 06/15/26)	$15	$17,038
4.50%, 06/15/47 (Call 12/15/46)	25	32,465
Adobe Inc.
1.70%, 02/01/23	15	15,474
1.90%, 02/01/25 (Call 01/01/25)	15	15,830
2.15%, 02/01/27 (Call 12/01/26)	25	26,858
2.30%, 02/01/30 (Call 11/01/29)	25	27,173
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	25	27,741
3.60%, 12/15/22 (Call 09/15/22)	15	15,788
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	25	27,342
3.40%, 06/27/26 (Call 03/27/26)	25	28,162
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	15	15,691
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	10	10,535
5.00%, 10/15/24 (Call 07/15/24)	5	5,506
5.25%, 05/15/29 (Call 05/15/24)(b)	10	10,972
5.88%, 06/15/26 (Call 06/15/21)	5	5,233
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	25	26,843
4.50%, 12/01/27 (Call 09/01/27)	25	28,729
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	5	5,294
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	10	10,448
5.25%, 05/15/26 (Call 02/15/26)(b)	10	11,234
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	25	26,614
2.65%, 06/01/30 (Call 03/01/30)	15	16,289
2.75%, 07/01/24 (Call 06/01/24)	40	42,820
3.20%, 07/01/26 (Call 05/01/26)	40	44,866
3.50%, 07/01/29 (Call 04/01/29)	20	22,985
3.80%, 10/01/23 (Call 09/01/23)	55	59,944
3.85%, 06/01/25 (Call 03/01/25)	15	16,929
4.20%, 10/01/28 (Call 07/01/28)	15	17,864
4.40%, 07/01/49 (Call 01/01/49)	35	46,303
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	15	15,660
2.13%, 11/15/22	15	15,557
2.38%, 05/01/23 (Call 02/01/23)	15	15,687
2.40%, 08/08/26 (Call 05/08/26)	25	27,245
2.53%, 06/01/50 (Call 12/01/49)	25	26,874
2.65%, 11/03/22 (Call 09/03/22)	25	26,060
2.68%, 06/01/60 (Call 12/01/59)	50	54,644
2.70%, 02/12/25 (Call 11/12/24)	15	16,284
2.88%, 02/06/24 (Call 12/06/23)	40	42,938
3.13%, 11/03/25 (Call 08/03/25)	15	16,754
3.30%, 02/06/27 (Call 11/06/26)	60	68,527
3.45%, 08/08/36 (Call 02/08/36)	75	92,805
3.50%, 02/12/35 (Call 08/12/34)	25	31,037
3.63%, 12/15/23 (Call 09/15/23)	39	42,629
3.70%, 08/08/46 (Call 02/08/46)	45	57,750
3.75%, 02/12/45 (Call 08/12/44)	25	32,340
4.00%, 02/12/55 (Call 08/12/54)	10	14,053
4.10%, 02/06/37 (Call 08/06/36)	25	32,862
4.20%, 11/03/35 (Call 05/03/35)	25	33,317
4.45%, 11/03/45 (Call 05/03/45)	25	35,719
4.50%, 10/01/40	25	34,646
4.75%, 11/03/55 (Call 05/03/55)	25	38,270

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
5.30%, 02/08/41	$25	$38,196
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	15	15,856
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	15	15,551
5.88%, 06/01/26 (Call 06/01/21)(b)	25	26,138
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	15,763
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	10	10,238
4.00%, 02/15/28 (Call 02/15/23)(b)	10	10,410
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	15	16,011
3.70%, 04/11/28 (Call 01/11/28)	25	29,467
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	25	24,341
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	40	41,648
3.90%, 08/21/27 (Call 05/21/27)	15	16,801
4.65%, 05/15/27 (Call 03/15/27)	30	35,136
4.70%, 05/15/30 (Call 02/15/30)	65	79,233

		1,844,081

Telecommunications — 2.1%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	25	26,366
British Telecommunications PLC, 9.63%, 12/15/30	25	40,761
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(b)	10	10,376
8.00%, 10/15/25 (Call 10/15/21)(b)	10	10,701
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	15	15,735
2.50%, 09/20/26 (Call 06/20/26)	25	27,482
2.95%, 02/28/26	25	27,890
3.50%, 06/15/25	10	11,296
3.63%, 03/04/24	15	16,556
5.50%, 01/15/40	50	75,516
5.90%, 02/15/39	30	46,207
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(b)	30	30,924
6.00%, 03/01/26 (Call 03/01/22)(b)	20	21,107
7.13%, 07/01/28 (Call 07/01/23)(b)	15	15,975
8.25%, 03/01/27 (Call 03/01/22)(b)	15	16,206
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	10	9,930
6.00%, 06/15/25 (Call 06/15/21)(b)	24	24,620
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	5	6,208
4.75%, 03/15/42	15	18,843
5.35%, 11/15/48 (Call 05/15/48)	50	70,700
5.45%, 11/15/79 (Call 05/15/79)	20	26,996
Deutsche Telekom International Finance BV
8.75%, 06/15/30	65	103,066
9.25%, 06/01/32	50	85,184
Juniper Networks Inc., 4.50%, 03/15/24	15	16,718
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	20	20,710
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	25	25,516
4.00%, 09/01/24	50	55,865
5.50%, 09/01/44	15	18,921
Nokia OYJ
4.38%, 06/12/27	30	32,602
6.63%, 05/15/39	5	6,272
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(b)	5	5,013

Security	Par (000)	Value

Telecommunications (continued)
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(b)	$10	$10,161
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	15	16,668
3.00%, 03/15/23 (Call 12/15/22)	15	15,777
3.63%, 12/15/25 (Call 09/15/25)	15	16,976
3.70%, 11/15/49 (Call 05/15/49)	75	89,339
4.10%, 10/01/23 (Call 07/01/23)	90	98,405
4.35%, 05/01/49 (Call 11/01/48)	10	12,850
5.00%, 03/15/44 (Call 09/15/43)	25	34,069
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(c)	200	211,728
Telecom Italia Capital SA
6.00%, 09/30/34	20	23,870
6.38%, 11/15/33	20	24,054
7.20%, 07/18/36	25	32,320
7.72%, 06/04/38	15	20,552
Telefonica Emisiones SA, 7.05%, 06/20/36	170	254,011
Telefonica Europe BV, 8.25%, 09/15/30	35	53,386
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	25	27,392
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	16,311
3.70%, 09/15/27 (Call 06/15/27)	15	17,091
4.30%, 06/15/49 (Call 12/15/48)	15	18,882
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	15	14,835
2.63%, 08/15/26	40	43,751
2.99%, 10/30/56 (Call 04/30/56)(b)	29	30,658
3.00%, 03/22/27 (Call 01/22/27)	15	16,670
3.15%, 03/22/30 (Call 12/22/29)	40	44,994
3.85%, 11/01/42 (Call 05/01/42)	30	36,346
3.88%, 02/08/29 (Call 11/08/28)	65	76,608
4.00%, 03/22/50 (Call 09/22/49)	25	31,343
4.02%, 12/03/29 (Call 09/03/29)	100	119,292
4.13%, 03/16/27	40	47,380
4.15%, 03/15/24 (Call 12/15/23)	25	27,642
4.27%, 01/15/36	50	62,715
4.33%, 09/21/28	50	60,690
4.40%, 11/01/34 (Call 05/01/34)	50	63,210
4.50%, 08/10/33	25	31,779
4.52%, 09/15/48	50	66,623
4.75%, 11/01/41	25	33,555
4.81%, 03/15/39	25	33,286
4.86%, 08/21/46	15	20,601
5.15%, 09/15/23	25	28,237
7.75%, 12/01/30	10	15,277

		2,819,596

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	15	16,337
3.90%, 11/19/29 (Call 08/19/29)	50	55,947
5.10%, 05/15/44 (Call 11/15/43)	15	16,853
6.35%, 03/15/40	5	6,395

		95,532

Transportation — 1.5%
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	45	46,382
2.85%, 12/15/21 (Call 09/15/21)	50	50,997
3.20%, 08/02/46 (Call 02/02/46)	25	29,031

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.65%, 02/03/48 (Call 08/03/47)	$25	$31,239
4.45%, 01/20/49 (Call 07/20/48)	25	35,601
6.20%, 06/01/36	10	15,178
6.38%, 11/15/37	35	54,824
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	40	41,883
2.90%, 02/01/25 (Call 11/01/24)	15	16,277
4.80%, 09/15/35 (Call 03/15/35)	25	33,060
4.80%, 08/01/45 (Call 02/01/45)	25	34,611
5.95%, 05/15/37	15	22,362
6.13%, 09/15/15 (Call 03/15/15)	15	23,911
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	50	58,611
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	25	27,045
2.60%, 11/01/26 (Call 08/01/26)	15	16,359
3.25%, 06/01/27 (Call 03/01/27)	25	28,248
3.35%, 09/15/49 (Call 03/15/49)	15	17,498
3.40%, 08/01/24 (Call 05/01/24)	15	16,426
3.80%, 11/01/46 (Call 05/01/46)	50	61,241
3.95%, 05/01/50 (Call 11/01/49)	25	32,177
4.40%, 03/01/43 (Call 09/01/42)	35	44,557
4.50%, 08/01/54 (Call 02/01/54)	15	19,996
5.50%, 04/15/41 (Call 10/15/40)	5	7,097
6.15%, 05/01/37	5	7,237
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	15	16,178
3.50%, 05/01/50 (Call 11/01/49)	25	27,490
4.95%, 08/15/45 (Call 02/15/45)	5	6,397
MTR Corp. Ltd., 1.63%, 08/19/30(c)	200	198,444
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	15	15,488
2.80%, 03/01/22 (Call 02/01/22)	15	15,406
2.88%, 06/01/22 (Call 05/01/22)	15	15,503
2.90%, 12/01/26 (Call 10/01/26)	65	70,953
3.40%, 03/01/23 (Call 02/01/23)	15	15,901
3.75%, 06/09/23 (Call 05/09/23)	15	16,148
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	15	15,985
2.40%, 02/05/30 (Call 11/05/29)	15	16,272
2.75%, 03/01/26 (Call 12/01/25)	65	71,040
2.95%, 03/01/22	15	15,492
3.25%, 02/05/50 (Call 08/05/49)	25	28,678
3.38%, 02/01/35 (Call 08/01/34)	25	29,011
3.50%, 06/08/23 (Call 05/08/23)	15	16,111
3.55%, 08/15/39 (Call 02/15/39)	25	29,224
3.60%, 09/15/37 (Call 03/15/37)	25	29,280
3.70%, 03/01/29 (Call 12/01/28)	15	17,601
3.75%, 02/05/70 (Call 08/05/69)	25	29,655
3.80%, 10/01/51 (Call 04/01/51)	25	30,978
3.84%, 03/20/60 (Call 09/20/59)	25	30,768
3.95%, 09/10/28 (Call 06/10/28)	15	17,789
4.16%, 07/15/22 (Call 04/15/22)	15	15,780
4.50%, 09/10/48 (Call 03/10/48)	25	33,702
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	40	42,412
2.35%, 05/16/22 (Call 04/16/22)	15	15,425
2.40%, 11/15/26 (Call 08/15/26)	15	16,364
2.45%, 10/01/22	25	25,976
2.50%, 04/01/23 (Call 03/01/23)	15	15,734

Security	Par (000)	Value

Transportation (continued)
3.05%, 11/15/27 (Call 08/15/27)	$15	$16,951
3.40%, 03/15/29 (Call 12/15/28)	15	17,464
3.40%, 09/01/49 (Call 03/01/49)	5	6,127
3.75%, 11/15/47 (Call 05/15/47)	25	31,938
3.90%, 04/01/25 (Call 03/01/25)	15	16,967
4.25%, 03/15/49 (Call 09/15/48)	25	33,609
4.45%, 04/01/30 (Call 01/01/30)	35	44,104
5.20%, 04/01/40 (Call 10/01/39)	50	71,770
5.30%, 04/01/50 (Call 10/01/49)	25	38,561
6.20%, 01/15/38	25	39,257

		2,029,781

Trucking & Leasing — 0.1%
GATX Corp.
4.00%, 06/30/30 (Call 03/30/30)	25	29,340
5.20%, 03/15/44 (Call 09/15/43)	25	32,505

		61,845

Water — 0.1%
American Water Capital Corp.
3.45%, 06/01/29 (Call 03/01/29)	25	28,815
3.75%, 09/01/28 (Call 06/01/28)	25	29,246
3.75%, 09/01/47 (Call 03/01/47)	15	18,564
4.00%, 12/01/46 (Call 06/01/46)	25	31,442
6.59%, 10/15/37	25	39,118

		147,185

Total Corporate Bonds & Notes — 34.5% (Cost: $46,377,409)		47,118,409

Foreign Government Obligations(f)

Argentina — 0.2%
Argentina Bonar Bonds
0.13%, 07/09/30(g)	30	11,195
0.13%, 07/09/35(g)	75	26,228
Argentine Republic Government International Bond
0.13%, 07/09/30(g)	180	70,718
0.13%, 07/09/35(g)	155	54,652
0.13%, 01/09/38(g)	100	39,744
0.13%, 07/09/41(g)	75	27,398
0.13%, 07/09/46(g)	80	28,707

		258,642

Bermuda — 0.1%
Bermuda Government International Bond, 2.38%, 08/20/30 (Call 05/20/30)(c)	75	78,056

Brazil — 0.4%
Brazilian Government International Bond
3.88%, 06/12/30	200	209,082
10.13%, 05/15/27	200	282,472

		491,554

Canada — 1.0%
Canada Government International Bond
1.63%, 01/22/25	50	52,536
2.00%, 11/15/22	125	129,349
Export Development Canada, 1.38%, 02/24/23	175	179,398
Province of Alberta Canada
1.30%, 07/22/30	25	24,958
2.20%, 07/26/22	100	103,104
3.30%, 03/15/28	25	28,865

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of British Columbia Canada
2.00%, 10/23/22	$75	$77,463
6.50%, 01/15/26	25	32,056
Province of Manitoba Canada, 2.13%, 05/04/22	100	102,553
Province of Ontario Canada
1.05%, 05/21/27	25	25,255
2.20%, 10/03/22	50	51,729
2.30%, 06/15/26	25	27,137
2.50%, 04/27/26	100	109,589
2.55%, 04/25/22	75	77,370
3.20%, 05/16/24	50	54,727
Province of Quebec Canada
1.35%, 05/28/30	25	25,523
2.63%, 02/13/23	200	209,928
2.75%, 04/12/27	25	27,917
Series QO, 2.88%, 10/16/24	50	54,599

		1,394,056

Chile — 0.2%
Chile Government International Bond, 3.24%, 02/06/28 (Call 11/06/27)	200	224,302

Colombia — 0.3%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	219,232
7.38%, 09/18/37	100	143,723
8.13%, 05/21/24	25	30,379
10.38%, 01/28/33	25	39,743

		433,077

Germany — 0.1%
FMS Wertmanagement, 2.75%, 03/06/23	200	211,242

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 02/21/23	50	55,083

Israel — 0.2%
Israel Government International Bond, 2.75%, 07/03/30	200	221,058

Italy — 0.1%
Republic of Italy Government International Bond, 5.38%, 06/15/33	100	129,416

Japan — 0.3%
Japan Bank for International Cooperation
0.63%, 07/15/25	200	199,926
1.75%, 01/23/23	200	205,872

		405,798

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 5.13%, 07/21/25(c)	200	235,848

Norway — 0.1%
Kommunalbanken AS, 1.13%, 06/14/30(b)	200	201,264

Panama — 0.2%
Panama Government International Bond
6.70%, 01/26/36	100	146,818
9.38%, 04/01/29	100	154,165

		300,983

Security	Par (000)	Value

Peru — 0.2%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	$100	$105,555
8.75%, 11/21/33	100	166,693

		272,248

Poland — 0.1%
Republic of Poland Government International Bond, 4.00%, 01/22/24	100	111,040

Qatar — 0.4%
Qatar Government International Bond
3.75%, 04/16/30(c)	200	234,470
5.75%, 01/20/42(b)	200	300,474

		534,944

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(c)	100	106,917

Russia — 0.2%
Russian Foreign Bond-Eurobond, 5.63%, 04/04/42(c)	200	273,540

South Africa — 0.2%
Republic of South Africa Government International Bond, 5.88%, 09/16/25	200	223,494

South Korea — 0.2%
Korea International Bond, 2.75%, 01/19/27	200	219,184

Supranational — 2.3%
African Development Bank
1.63%, 09/16/22	100	102,500
3.00%, 09/20/23	75	80,686
Asian Development Bank
0.25%, 07/14/23	50	49,996
0.63%, 04/07/22	75	75,436
0.63%, 04/29/25	25	25,199
0.75%, 10/08/30	50	49,032
1.75%, 09/13/22	25	25,680
1.88%, 02/18/22	25	25,504
1.88%, 08/10/22	50	51,399
1.88%, 01/24/30	25	27,058
2.00%, 02/16/22	50	51,083
2.00%, 01/22/25	100	106,502
2.00%, 04/24/26	25	26,940
2.63%, 01/30/24	50	53,666
2.75%, 03/17/23	100	105,733
European Bank for Reconstruction & Development, 2.75%, 03/07/23	100	105,637
European Investment Bank
0.63%, 07/25/25	50	50,453
0.75%, 09/23/30	25	24,528
0.88%, 05/17/30	10	9,938
1.38%, 09/06/22	50	51,028
1.38%, 05/15/23	100	102,792
1.63%, 03/14/25	100	105,198
2.13%, 04/13/26	25	27,147
2.25%, 03/15/22	50	51,319
2.25%, 08/15/22	25	25,867
2.38%, 05/24/27	15	16,620
2.50%, 03/15/23	50	52,591
2.50%, 10/15/24	50	54,180
3.13%, 12/14/23	50	54,331

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.25%, 01/29/24	$25	$27,340
4.88%, 02/15/36	25	37,008
Inter-American Development Bank
0.50%, 05/24/23	50	50,317
0.63%, 09/16/27	25	24,786
0.88%, 04/03/25	15	15,281
1.75%, 09/14/22	75	77,040
1.75%, 03/14/25	50	52,801
2.00%, 07/23/26	25	26,941
2.25%, 06/18/29	50	55,470
2.63%, 01/16/24	50	53,614
3.00%, 10/04/23	50	53,861
3.00%, 02/21/24	75	81,448
4.38%, 01/24/44	25	37,585
International Bank for Reconstruction & Development
0.75%, 03/11/25	150	152,113
0.75%, 08/26/30	25	24,518
0.88%, 05/14/30	25	24,830
1.63%, 01/15/25	50	52,489
1.75%, 04/19/23	50	51,789
1.75%, 10/23/29	25	26,773
1.88%, 10/07/22	50	51,531
2.50%, 03/19/24	150	160,822
3.13%, 11/20/25	25	28,258
4.75%, 02/15/35	25	36,003
International Finance Corp.
0.38%, 07/16/25	50	49,824
1.38%, 10/16/24	50	51,968
2.13%, 04/07/26	75	81,377
Nordic Investment Bank, 0.38%, 09/11/25	200	199,230

		3,173,060

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 08/26/25	200	199,246

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
3.13%, 10/11/27(c)	200	224,036
4.13%, 10/11/47(c)	200	254,134

		478,170

Uruguay — 0.1%
Uruguay Government International Bond
5.10%, 06/18/50	25	34,345
7.63%, 03/21/36	100	158,631

		192,976

Total Foreign Government Obligations — 7.6% (Cost: $10,379,878)		10,425,198

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.6%
Federal Home Loan Mortgage Corp.
1.50%, 12/01/35(h)	375	384,536
1.50%, 12/01/50(h)	175	177,024
2.00%, 12/01/35(h)	750	780,879
2.00%, 12/01/50(h)	1,625	1,687,724
2.50%, 10/01/50	59	61,471
2.50%, 12/01/50	36	37,725
4.50%, 10/01/50	491	540,243

Security	Par (000)	Value

Mortgage-Backed Securities(continued)
Federal National Mortgage Association
2.50%, 11/01/50	$998	$1,057,479
2.50%, 12/01/50	130	136,254
3.00%, 12/01/49	2,275	2,412,248
4.50%, 04/01/49	207	229,926
4.50%, 12/01/50(h)	850	921,186
5.00%, 12/01/50(h)	100	110,637
Series 2017-M3, Class A2, 2.56%, 12/25/26(a)	200	218,409
Series 2018-M12, Class A2, 3.78%, 08/25/30(a)	50	59,916
FHLMC Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24	75	81,830
Series K048, Class A2, 3.28%, 06/25/25(a)	100	110,925
Series K058, Class A2, 2.65%, 08/25/26	75	82,426
Series K064, Class A2, 3.22%, 03/25/27	100	113,157
Series K070, Class A2, 3.30%, 11/25/27(a)	200	229,978
Series K115, Class A2, 1.38%, 06/25/30	50	51,056
Series K739, Class A2, 1.34%, 09/25/27	180	183,863
Government National Mortgage Association
2.00%, 12/01/50(h)	275	287,699
2.50%, 12/01/50(h)	900	948,415
3.00%, 04/20/49	127	134,472
3.00%, 12/20/49	1,278	1,335,858
3.00%, 06/20/50	49	51,392
3.00%, 07/20/50	320	336,132
3.00%, 12/01/50(h)	400	417,500
3.50%, 01/20/50	1,405	1,483,570
3.50%, 12/01/50(h)	625	660,303
4.00%, 01/20/50	181	192,325
4.00%, 12/01/50(h)	800	850,125
4.50%, 12/01/50(h)	600	643,874
5.00%, 12/01/50(h)	150	164,045
Uniform Mortgage-Backed Securities
2.50%, 07/01/32	744	789,191
2.50%, 12/16/35(h)	600	623,930
2.50%, 10/01/50	569	596,929
2.50%, 12/14/50(h)	1,050	1,100,209
3.00%, 12/16/35(h)	1,150	1,203,972
3.00%, 11/01/48	309	323,576
3.00%, 04/01/50	42	43,545
3.00%, 07/01/50	74	77,497
3.00%, 08/01/50	48	50,703
3.00%, 12/14/50(h)	2,225	2,324,343
3.50%, 12/16/35(h)	450	476,158
3.50%, 12/01/49	837	891,296
3.50%, 12/14/50(h)	3,125	3,296,143
4.00%, 08/01/49	574	631,402
4.00%, 12/14/50(h)	2,350	2,507,064
5.00%, 09/01/49	75	83,517

		32,194,077

U.S. Government Obligations — 32.7%
U.S. Treasury Note/Bond
0.13%, 05/31/22	2,300	2,299,551
0.13%, 09/30/22	1,400	1,399,453
0.13%, 05/15/23	1,800	1,798,312
0.13%, 09/15/23	5,000	4,992,187
0.25%, 11/15/23	300	300,563
0.25%, 05/31/25	1,250	1,246,191
0.25%, 08/31/25	300	298,711
0.25%, 09/30/25	3,780	3,761,986
0.38%, 11/30/25	300	300,211

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
0.38%, 07/31/27	$350	$345,461
0.38%, 09/30/27	2,300	2,265,859
0.50%, 05/31/27	1,000	996,406
0.50%, 08/31/27	1,380	1,372,238
0.63%, 11/30/27	500	500,313
0.63%, 05/15/30	115	113,023
0.63%, 08/15/30	1,250	1,225,586
0.88%, 11/15/30	450	451,336
1.13%, 05/15/40	100	96,188
1.13%, 08/15/40	1,320	1,266,375
1.25%, 05/15/50	335	309,038
1.38%, 01/31/22	1,700	1,724,703
1.38%, 10/15/22	1,700	1,738,848
1.38%, 09/30/23	900	930,445
1.38%, 08/15/50	1,670	1,589,370
1.63%, 12/31/21	100	101,625
1.63%, 11/15/50	150	151,828
1.75%, 02/28/22	1,800	1,836,281
1.88%, 03/31/22	820	838,963
1.88%, 10/31/22	200	206,578
2.00%, 02/15/50	400	441,500
2.50%, 02/15/45	1,500	1,812,656
2.50%, 02/15/46	220	266,441
2.63%, 06/30/23	200	212,641
2.75%, 08/15/42	190	238,658
2.88%, 09/30/23	100	107,602
2.88%, 10/31/23	2,350	2,533,777
2.88%, 08/15/45	760	979,806
3.00%, 09/30/25	1,480	1,667,891
3.00%, 10/31/25	250	282,168
3.00%, 05/15/42	100	130,375
3.00%, 05/15/45	590	775,573
3.00%, 11/15/45	500	659,141
4.50%, 02/15/36	100	148,531

		44,714,389

Total U.S. Government & Agency Obligations — 56.3% (Cost: $76,984,349)		76,908,466

Short-Term Investments

Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(i)(j)	20,003	20,014,856
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(i)(j)(k)	110	109,929

		20,124,785

Total Short-Term Investments — 14.8% (Cost: $20,128,712)		20,124,785

Total Investments Before TBA Sales Commitments — 114.3% (Cost: $155,383,271)		156,093,615

Security	Par (000)	Value

TBA Sales Commitments

Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities
2.50%, 12/14/50(h)	(200)	$(209,564)
3.00%, 12/14/50(h)	(50)	(52,232)
3.50%, 12/14/50(h)	(125)	(131,846)
4.00%, 12/14/50(h)	(200)	(213,367)

		(607,009)

Total TBA Sales Commitments — (0.4)% (Proceeds: $(606,990))		(607,009)

Total Investments, Net of TBA Sales Commitments — 113.9% (Cost: $154,776,281)		155,486,606

Other Assets, Less Liabilities — (13.9)%		(18,870,983)

Net Assets — 100.0%		$136,615,623

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Zero-coupon bond.
(e)	All or a portion of this security is on loan.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced Total USD Bond Market ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/23/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$20,022,086	(b)	$—	$(3,303)	$(3,927)	$20,014,856	20,003	$12,974		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	109,929	(b)	—	—	—	109,929	110	573	(c)	—

					$(3,303)	$(3,927)	$20,124,785		$13,547		$—

(a)	The Fund commenced operations on June 23, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$1,516,757	$—	$1,516,757
Corporate Bonds & Notes	—	47,118,409	—	47,118,409
Foreign Government Obligations	—	10,425,198	—	10,425,198
U.S. Government & Agency Obligations	—	76,908,466	—	76,908,466
Money Market Funds	20,124,785	—	—	20,124,785

	20,124,785	135,968,830	—	156,093,615

Liabilities
TBA Sales Commitments	—	(607,009)	—	(607,009)

	$20,124,785	$135,361,821	$—	$155,486,606

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

TBA	To-Be-Announced